UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Polen Growth Fund
Institutional Class | POLIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Institutional Class / POLIX)	$100	0.97%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Consumer Discretionary and Information Technology sectors detracted from results, while the overweight to Financials and stock selection in Communication Services aided performance.
  As for sector positioning (a residual of bottom-up stock selection), the Technology sector weighed on results as semiconductors—with little Fund exposure—saw significant gains driven by Artificial Intelligence ("AI") enthusiasm, while software—a Fund overweight—faced negative sentiment.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Thermo Fisher Scientific, Airbnb, and Apple. Positive relative contributors were Shopify, Netflix, and ServiceNow.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Growth Fund’s Institutional Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $100,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	5.71%	9.04%	12.24%
S&P 500® Index*	12.10%	15.60%	12.31%
Russell 1000® Growth Index**	14.53%	17.22%	15.25%
*
The S&P 500 Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,602,322,075
Total number of portfolio holdings	26
Total advisory fee paid, net	$58,355,698
Portfolio turnover rate as of the end of the reporting period	37%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.4%
Financials	17.0%
Consumer, Non-cyclical	14.7%
Communication Services	12.0%
Consumer Discretionary	11.8%
Health Care	7.1%
Consumer, Cyclical	2.7%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Institutional Class (POLIX)
Annual Shareholder Report — April 30, 2025
POLIX-04/25-AR

Polen Growth Fund
Investor Class | POLRX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Investor Class / POLRX)	$125	1.22%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Consumer Discretionary and Information Technology sectors detracted from results, while the overweight to Financials and stock selection in Communication Services aided performance.
  As for sector positioning (a residual of bottom-up stock selection), the Technology sector weighed on results as semiconductors—with little Fund exposure—saw significant gains driven by Artificial Intelligence ("AI") enthusiasm, while software—a Fund overweight—faced negative sentiment.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Thermo Fisher Scientific, Airbnb, and Apple. Positive relative contributors were Shopify, Netflix, and ServiceNow.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth Fund’s Investor Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	5.44%	8.77%	11.95%
S&P 500® Index*	12.10%	15.60%	12.31%
Russell 1000® Growth Index**	14.53%	17.22%	15.25%
*
The S&P 500 Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,602,322,075
Total number of portfolio holdings	26
Total advisory fee paid, net	$58,355,698
Portfolio turnover rate as of the end of the reporting period	37%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.4%
Financials	17.0%
Consumer, Non-cyclical	14.7%
Communication Services	12.0%
Consumer Discretionary	11.8%
Health Care	7.1%
Consumer, Cyclical	2.7%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Investor Class (POLRX)
Annual Shareholder Report — April 30, 2025
POLRX-04/25-AR

Polen Global Growth Fund
Institutional Class | PGIIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Institutional Class / PGIIX)	$103	1.01%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Health Care and Communication Service sectors detracted from results, while stock selection in Industrials and sector positioning in Energy and Materials enhanced results (sector positioning is a residual of bottom-up stock selection).
  Solid global equity gains were driven by U.S. market leadership and Artificial Intelligence ("AI") themes in the early part of the period, while international stocks lagged. As 2025 began, a broad rotation shifted away from U.S. and growth-oriented equities, toward international and value-oriented equities.
  The top relative stock detractors were ICON Plc, Novo Nordisk, and Globant. The top relative contributors were SAP SE, Shopify, and Paycom Software.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Global Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 100,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	4.29%	7.77%	10.29%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	11.84%	13.06%	8.62%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$345,008,827
Total number of portfolio holdings	33
Total advisory fee paid, net	$3,590,107
Portfolio turnover rate as of the end of the reporting period	32%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.1%
Consumer, Non-cyclical	21.5%
Financials	19.8%
Consumer Discretionary	11.5%
Communication Services	9.4%
Consumer, Cyclical	1.9%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Institutional Class (PGIIX)
Annual Shareholder Report — April 30, 2025
PGIIX-04/25-AR

Polen Global Growth Fund
Investor Class | PGIRX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Investor Class / PGIRX)	$129	1.26%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Health Care and Communication Service sectors detracted from results, while stock selection in Industrials and sector positioning in Energy and Materials enhanced results (sector positioning is a residual of bottom-up stock selection).
  Solid global equity gains were driven by U.S. market leadership and Artificial Intelligence ("AI") themes in the early part of the period, while international stocks lagged. As 2025 began, a broad rotation shifted away from U.S. and growth-oriented equities, toward international and value-oriented equities.
  The top relative stock detractors were ICON Plc, Novo Nordisk, and Globant. The top relative contributors were SAP SE, Shopify, and Paycom Software.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Global Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 10,000
For the period July 6, 2015* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	4.01%	7.50%	10.17%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	11.84%	13.06%	9.14%**
*	The Polen Global Growth Fund commenced operations on July 6, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$345,008,827
Total number of portfolio holdings	33
Total advisory fee paid, net	$3,590,107
Portfolio turnover rate as of the end of the reporting period	32%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.1%
Consumer, Non-cyclical	21.5%
Financials	19.8%
Consumer Discretionary	11.5%
Communication Services	9.4%
Consumer, Cyclical	1.9%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Investor Class (PGIRX)
Annual Shareholder Report — April 30, 2025
PGIRX-04/25-AR

Polen International Growth Fund
Institutional Class | POIIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Institutional Class / POIIX)	$108	1.07%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”) ex USA® Index Net Dividends.
  Stock selection in the Health Care sector was a primary detractor, as was relative sector positioning (a residual of bottom-up stock selection) in Health Care and Financials, while stock selection in Information Technology and relative sector positioning in Energy and Materials aided results.
  Technology stocks, especially semiconductors, outperformed for much of the period; however, the Fund’s emphasis within Technology focused on software, which lagged amid shifting investor sentiment. As 2025 began, share prices in a few of our Technology and Health Care holdings weakened.
  The top relative stock detractors were ICON plc, Evolution AB, and Novo Nordisk, while the top relative contributors were SAP SE, MercadoLibre, and Shopify.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen International Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 100,000
For the period December 30, 2016* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	1.31%	2.89%	5.95%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)***	11.93%	10.08%	7.07%**
*	The Polen International Growth Fund commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$176,529,695
Total number of portfolio holdings	28
Total advisory fee paid, net	$1,784,516
Portfolio turnover rate as of the end of the reporting period	37%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.1%
Financials	18.6%
Consumer Discretionary	14.1%
Consumer, Non-cyclical	9.7%
Industrials	7.6%
Communication Services	5.1%
Health Care	3.1%
Short-Term Investment	8.6%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Institutional Class (POIIX)
Annual Shareholder Report — April 30, 2025
POIIX-04/25-AR

Polen International Growth Fund
Investor Class | POIRX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Investor Class / POIRX)	$133	1.32%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”) ex USA® Index Net Dividends.
  Stock selection in the Health Care sector was a primary detractor, as was relative sector positioning (a residual of bottom-up stock selection) in Health Care and Financials, while stock selection in Information Technology and relative sector positioning in Energy and Materials aided results.
  Technology stocks, especially semiconductors, outperformed for much of the period; however, the Fund’s emphasis within Technology focused on software, which lagged amid shifting investor sentiment. As 2025 began, share prices in a few of our Technology and Health Care holdings weakened.
  The top relative stock detractors were ICON plc, Evolution AB, and Novo Nordisk, while the top relative contributors were SAP SE, MercadoLibre, and Shopify.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen International Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 10,000
For the period March 15, 2017* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	1.07%	2.62%	4.70%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)***	11.93%	10.08%	6.48%**
*	The Polen International Growth Fund commenced operations on March 15, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$176,529,695
Total number of portfolio holdings	28
Total advisory fee paid, net	$1,784,516
Portfolio turnover rate as of the end of the reporting period	37%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.1%
Financials	18.6%
Consumer Discretionary	14.1%
Consumer, Non-cyclical	9.7%
Industrials	7.6%
Communication Services	5.1%
Health Care	3.1%
Short-Term Investment	8.6%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Investor Class (POIRX)
Annual Shareholder Report — April 30, 2025
POIRX-04/25-AR

Polen U.S. Small Company Growth Fund
Institutional Class | PBSIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$110	1.10%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. Small Company Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 100,000
For the period November 1, 2017* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	-0.82%	4.18%	4.39%*
Russell 3000® Index**,***	11.40%	15.11%	12.00%****
Russell 2000® Growth Index*****	2.42%	7.60%	5.33%****
*	The Polen U.S. Small Company Growth Fund commenced operations on November 1, 2017.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Institutional Class (PBSIX)
Annual Shareholder Report — April 30, 2025
PBSIX-04/25-AR

Polen U.S. Small Company Growth Fund
Investor Class | PBSRX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$134	1.35%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen U.S. Small Company Growth Fund’s Investor Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 10,000
For the period February 8, 2019* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	-1.14%	3.91%	2.62%*
Russell 3000® Index**,***	11.40%	15.11%	13.33%****
Russell 2000® Growth Index*****	2.42%	7.60%	5.71%****
*	The Polen U.S. Small Company Growth Fund commenced operations on February 8, 2019.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Investor Class (PBSRX)
Annual Shareholder Report — April 30, 2025
PBSRX-04/25-AR

Polen U.S. Small Company Growth Fund
Class Y | PBSYX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$100	1.00%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen U.S. Small Company Growth Fund’s Class Y vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 1,000,000
For the period June 1, 2021* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Class Y	-0.75%	-8.22%*
Russell 3000® Index**,***	11.40%	7.61%****
Russell 2000® Growth Index*****	2.42%	-3.26%****
*	The Polen U.S. Small Company Growth Fund commenced operations on June 1, 2021.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Class Y (PBSYX)
Annual Shareholder Report — April 30, 2025
PBSYX-04/25-AR

Polen Emerging Markets Growth Fund
Institutional Class | PGEIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$131	1.25%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Emerging Markets Growth Fund (the “Fund”) slightly underperformed the MSCI Emerging Markets® Index Net Dividends.
  Negative results were due to stock selection in the Consumer Discretionary and Financials sectors, while positive results were derived from stock selection in Information Technology and the Fund’s zero exposure to the Materials sector (relative sector positioning is a residual of bottom-up stock selection).
  The reporting period reflected early challenges from the Fund’s underweights in Artificial Intelligence ("AI")-driven markets, followed by improved performance as sentiment rebounded in China in the later part of 2024. The start of 2025 showed notable strength in both China and Brazil, countries where the Fund is meaningfully invested.
  The top relative stock detractors were dLocal, Wizz Air Holdings, and PDD Holdings, while the top relative contributors were Nebius Group NV, Samsung, and Prosus NV .
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Emerging Markets Growth Fund’s Institutional Class vs. the MSCI Emerging Markets® Index (Net Dividend).
Growth of $100,000
For the period October 16, 2020* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.85%	-3.03%*
MSCI Emerging Markets® Index (Net Dividend)***	9.03%	2.21%**
*	The Polen Emerging Markets Growth Fund commenced operations on October 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/emerging-markets-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$14,575,876
Total number of portfolio holdings	35
Total advisory fee paid, net	$59,050
Portfolio turnover rate as of the end of the reporting period	31%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer Discretionary	25.7%
Information Technology	21.4%
Financials	16.7%
Industrials	12.1%
Communication Services	9.7%
Consumer Staples	6.5%
Health Care	1.8%
Energy	1.5%
Short-Term Investment	4.2%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/emerging-markets-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Emerging Markets Growth Fund Institutional Class (PGEIX)
Annual Shareholder Report — April 30, 2025
PGEIX-04/25-AR

Polen U.S. SMID Company Growth Fund
Institutional Class | PBMIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen U.S. SMID Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. SMID Company Growth Fund (Institutional Class / PBMIX)	$103	1.05%
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. SMID Company Growth Fund (the “Fund”) underperformed the Russell 2500® Growth Index.
  Narrow gains for U.S. SMID cap equities early in the period were led by AI-related and interest rate-sensitive sectors, while 2025 brought volatility as policy shifts and trade tensions heightened market uncertainty.
  Stock selection in the Health Care and Consumer Discretionary sectors detracted from results, while stock selection in, and overweight to Financials aided returns (sector positioning is a residual of bottom-up stock selection).
  The top relative stock detractors were e.l.f. Beauty, Five Below, and Globant S.A. Top relative contributors were Goosehead Insurance, ExlService Holdings, and Clearwater Analytics.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. SMID Company Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2500® Growth Index.
Growth of $ 100,000
For the period April 1, 2021* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	-4.12%	-8.19%*
Russell 3000® Index**,***	11.40%	8.75%****
Russell 2500® Growth Index*****	0.68%	-2.44%****
*	The Polen U.S. SMID Company Growth Fund commenced operations on April 1, 2021.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2500® Growth Index is a market capitalization weighted index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-smid-company-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$3,545,359
Total number of portfolio holdings	40
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	58%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	28.2%
Industrials	25.8%
Financials	16.8%
Consumer Discretionary	13.1%
Health Care	11.6%
Consumer Staples	2.2%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(0.9)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-smid-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. SMID Company Growth Fund Institutional Class (PBMIX)
Annual Shareholder Report — April 30, 2025
PBMIX-04/25-AR

Polen U.S. High Yield Fund
Institutional Class | PBBIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen U.S. High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can also request this information by contacting us at 1-888-678-6024.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. High Yield Fund (Institutional Class / PBBIX)	$67	0.65%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen U.S. High Yield Fund’s Institutional share class (PBBIX) returned 6.41% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance during the period.
  The Fund’s holdings in the Basic Industry and Energy sectors provided a positive offset to other sector exposures.
  On an absolute basis, Kennedy-Wilson Inc. and Oldcastle BuildingEnvelope were the Fund’s top contributors during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields fell during the period.
  The Fund’s overweight in B2-rated and B3-rated holdings, along with its aggregate exposure to CCC-rated securities, resulted in a negative sector allocation effect, which detracted from the Fund’s performance relative to the Index.
  The Fund’s underweighted allocation to the Telecommunications sector and negative security selection in the Media and Capital Goods sectors further detracted from its performance.
  During the period, Advantage Sales & Marketing and ModivCare were the largest absolute detractors.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index, the ICE BofA U.S. High Yield Index and the ICE BofA BB/B U.S. Non-Financial High Yield Constrained® Index.
Growth of $ 100,000
For the period June 30, 2022* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	6.41%	7.93%*
Bloomberg U.S. Universal Index**,***	8.14%	3.10%****
ICE BofA U.S. High Yield Index***	8.69%	9.09%****
ICE BofA BB/B U.S. Non‑Financial High Yield Constrained® Index***	7.57%	8.36%****
*	The Polen U.S. High Yield Fund commenced operations on June 30, 2022.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.  The ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P and Fitch, but caps issuer exposure at 2% and excludes Financials. Index constituents are capitalization-weighted, based on their current amount outstanding, provided that the total allocation to an individual issuer does not exceed 2%.

****	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,974,397
Total number of portfolio holdings	66
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	68%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Cyclical	16.5%
Industrials	15.7%
Communication Services	11.8%
Financials	10.6%
Consumer, Non-cyclical	9.0%
Energy	7.7%
Materials	5.4%
Information Technology	5.4%
Other Assets in Excess of Liabilities	17.9%
TOTAL	100.0%
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period.
On April 29, 2025, the Board approved a plan to liquidate and terminate the Fund, which occurred on May 15, 2025.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. High Yield Fund Institutional Class (PBBIX)
Annual Shareholder Report — April 30, 2025
PBBIX-04/25-AR

Polen Opportunistic High Yield Fund
Institutional Class | DDJCX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$92	0.89%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Institutional share class (DDJCX) returned 5.93% net of fees, compared to 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Opportunistic High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 100,000
For the period July 16, 2015* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	5.93%	6.68%	4.44%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Institutional Class (DDJCX)
Annual Shareholder Report — April 30, 2025
DDJCX-04/25-AR

Polen Opportunistic High Yield Fund
Investor Class | DDJRX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$117	1.14%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Investor share class (DDJRX) returned 5.72% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Opportunistic High Yield Fund’s Investor Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the period July 16, 2015* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	5.72%	6.37%	4.11%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Investor Class (DDJRX)
Annual Shareholder Report — April 30, 2025
DDJRX-04/25-AR

Polen Opportunistic High Yield Fund
Class Y | DDJIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$81	0.79%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Class Y share class (DDJIX) returned 6.14% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen Opportunistic High Yield Fund’s Class Y vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 1,000,000
For the period July 16, 2015* through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Class Y	6.14%	6.75%	4.46%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Class Y (DDJIX)
Annual Shareholder Report — April 30, 2025
DDJIX-04/25-AR

Polen Growth & Income Fund
Institutional Class | PCGIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Growth & Income Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑income‑fund. You can also request this information by contacting us at (888) 678‑6024.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth & Income Fund (Institutional Class / PCGIX)	$77	0.75%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Growth & Income Fund’s Institutional share class (PCGIX) delivered a net return of 4.87%, compared to 11.48% for the MSCI All Country World® Index (“ACWI”) (the “Equity Index”) and 8.69% for the ICE BofA US High Yield® Index (the “Credit Index”). As of April 30, 2025, 59% of the Fund was invested in the Global Growth Equity Portfolio (the “Equity Sleeve”) and 41% of the Fund was invested in the High Yield Fixed Income Portfolio (the “Credit Sleeve”).
During the period, the credit portion of the Fund delivered performance that reflected both positive and negative influences from portfolio positioning and security selection relative to the Credit Index. While income advantage and favorable sector allocation contributed to results, certain duration and rating exposures, as well as select security choices, presented headwinds.
Top Contributors to Performance – Credit Sleeve
  The Fund’s income advantage versus the Credit Index was a positive contributor to relative performance over the period.
  Sector allocation benefited relative performance, with the Fund’s underweight in the Energy sector representing the largest positive contribution compared to the Credit Index.
  On an absolute basis, Charter Communications and HUB International were the Credit Sleeve’s top performers during the period.
Top Detractors to Performance – Credit Sleeve
  The Fund’s shorter duration relative to the Credit Index negatively impacted relative performance.
  An overweight to B-rated bonds and underweight to C-rated bonds detracted from results. While the overweight to CCC-rated holdings provided some positive offset, results were adversely affected by selection among CCC1-rated bonds, which lagged those of the Credit Index.
  Security selection by sector had a negative effect on relative performance, largely driven by holdings in the Capital Goods, Healthcare, Media, and Transportation sectors.
  Dexko Global and OnTrac (formerly LaserShip) were the largest absolute detractors for the Credit Sleeve over the period.
During the period, the equity portion of the Fund generated performance that was influenced by both positive and negative factors related to portfolio positioning and stock selection relative to the Equity Index. Positive relative returns were driven by select Industrials holdings and beneficial sector allocation decisions. Conversely, exposures in Health Care and Communication Services, along with the performance of certain individual stocks, detracted from performance.
Top Contributors To Performance – Equity Sleeve
  Stock selection within the Industrials sector and sector positioning, particularly underweights in Energy and Materials (both of which are residuals of stock selection), contributed positively to relative performance compared to the Equity Index.
  SAP SE was the largest contributor to the Equity Sleeve’s performance on both an absolute and relative basis.
  Shopify, which was newly added during the period, was the second largest contributor to the Equity Sleeve’s performance on both an absolute and relative basis.
Top Detractors To Performance – Equity Sleeve
  Stock selection in the Health Care and Communication Services sectors as well as sector positioning (a residual of stock selection), due to an overweight in Health Care, detracted from the Equity Sleeve’s performance.
  Novo Nordisk was the largest absolute detractor for the Equity Sleeve. The position was closed during the period.
  ICON Plc was the second largest absolute detractor for the Equity Sleeve, affected by industry headwinds.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth & Income Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend) and the 60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index.
Growth of $ 10,000
For the period October 2, 2023* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	4.87%	9.63%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)	11.84%	17.94%**
60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index	10.88%	15.24%**
*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The MSCI ACWI® Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes. The ICE BofA U.S. High Yield® Index, which is maintained by ICE Data Indices, LLC, is market capitalization weighted and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/growth-income-fund for performance data current to the most recent month-end.

Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$6,826,910
Total number of portfolio holdings	110
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	43%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	23.2%
Consumer, Non-cyclical	22.9%
Financials	15.6%
Communication Services	10.2%
Industrials	7.8%
Consumer, Cyclical	6.8%
Consumer Discretionary	6.8%
Materials	4.0%
Energy	1.0%
Health Care	0.5%
Other Assets in Excess of Liabilities	1.2%
TOTAL	100.0%
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On June 17, 2025, the Fund’s Board of Trustees approved a plan to liquidate and terminate the Fund, which will occur on or about July 31, 2025.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-income-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth & Income Fund Institutional Class (PCGIX)
Annual Shareholder Report — April 30, 2025
PCGIX-04/25-AR

Polen Floating Rate Income ETF
PCFI | NYSE Arca, Inc.
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen Floating Rate Income ETF (formerly, the Polen Bank Loan Fund) (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Floating Rate Income ETF	$74	0.72%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Floating Rate Income ETF (PCFI) returned 4.55% net of fees versus 6.16% for the Morningstar LSTA U.S. Leveraged Loan Index (the “Index”).
Top Contributors to Performance
  The Fund’s holdings in the Services/Retail sector outperformed, providing a positive contribution to relative performance as compared to the Index during the period.
  On an absolute basis, AssuredPartners, Inc. and Vistajet Malta Finance Plc. were the Fund’s top individual contributors during the period.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated loans and bonds detracted from relative performance during the period as compared to the Index.
  An overweight position in the Industrials sector also detracted from results during the period as compared to the Index.
  Holdings in the Industrial, Media, and Food & Beverage sectors negatively impacted relative performance during the period as compared to the Index, partially offsetting gains from other areas.
  During the period, OnTrac (f.k.a. LaserShip) and Caliber Collision, Inc. were the largest absolute detractors from performance.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Floating Rate Income ETF vs. the Bloomberg U.S. Universal Index and the Morningstar LSTA U.S. Leveraged Loan Index.
Growth of $ 10,000
For the period June 30, 2022* through April 30, 2025
Average Annual Total Returns	1 Year	Since inception
Polen Floating Rate Income ETF*	4.55%	8.72%**
Bloomberg U.S. Universal Index***,****	8.14%	3.10%*****
Morningstar LSTA U.S. Leveraged Loan Index***	6.16%	9.37%*****
*
On March 21, 2025, the Polen Floating Rate Income ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class.

**	The Predecessor Fund commenced operations on June 30, 2022.
***
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

****	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
*****	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/floating-rate-income-etf for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$8,876,353
Total number of portfolio holdings	74
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	96%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.8%
Consumer, Cyclical	19.6%
Industrials	18.0%
Information Technology	13.5%
Communication Services	13.3%
Materials	5.9%
Financials	4.1%
Utilities	1.7%
Health Care	1.0%
Short-Term Investment	8.1%
Liabilities in Excess of Other Assets	(9.0)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, once available, at https://www.polencapital.com/strategies/floating-rate-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Floating Rate Income ETF (PCFI)
Annual Shareholder Report — April 30, 2025
04/25-AR
Polen High Income ETF
PCHI | NYSE Arca, Inc.
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen High Income ETF	$5*	0.51%
* Based on operations for the period from March 25, 2025 to April 30, 2025. Expenses for the full year would be higher.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$12,941,050
Total number of portfolio holdings	130
Total advisory fee paid, net	$3,360
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	22.2%
Consumer, Cyclical	16.2%
Industrials	15.8%
Communication Services	7.6%
Financials	7.6%
Information Technology	6.6%
Materials	6.2%
Energy	2.5%
Health Care	1.3%
Utilities	0.4%
Short-Term Investment	25.3%
Liabilities in Excess of Other Assets	(11.7)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, once available, at https://www.polencapital.com/strategies/high-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen High Income ETF (PCHI)
Annual Shareholder Report — April 30, 2025
04/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $559,045 for the fiscal year ending April 30, 2025 and $495,400 for the fiscal year ending April 30, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant, PricewaterhouseCoopers, LLP, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for tax compliance, tax advice, and tax planning were $8,880 for the fiscal year ending April 30, 2025 and $7,170 for the fiscal year ending April 30, 2024. These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, PricewaterhouseCoopers, LLP, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant, PricewaterhouseCoopers, LLP, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $148,742 for the fiscal year ending April 30, 2025 and $6,173 for the fiscal year ending April 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Growth Fund
Polen Global Growth Fund
Polen International Growth Fund
Polen U.S. Small Company Growth Fund
Polen Emerging Markets Growth Fund
Polen U.S. SMID Company Growth Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 98.7%
Credit Services — 12.2%
Mastercard, Inc., Class A	569,848	$ 312,310,895
Visa, Inc., Class A	1,077,640	372,324,620
		684,635,515
Diagnostics & Research — 3.3%
Thermo Fisher Scientific, Inc.	434,764	186,513,756
Drug Manufacturers - General — 5.6%
Eli Lilly & Co.	347,917	312,759,987
Drug Manufacturers - Specialty & Generic — 4.5%
Zoetis, Inc.	1,624,296	254,039,894
Entertainment — 3.5%
Netflix, Inc.*	170,808	193,306,830
Financial Data & Stock Exchanges — 3.4%
MSCI, Inc.	348,209	189,812,208
Healthcare Plans — 1.5%
UnitedHealth Group, Inc.	204,438	84,113,971
Information Technology Services — 4.3%
Accenture PLC, Class A	563,003	168,422,347
Gartner, Inc.*	175,785	74,019,548
		242,441,895
Insurance Brokers — 2.9%
Aon PLC, Class A	464,421	164,771,926
Internet Content & Information — 4.0%
Alphabet, Inc., Class C	1,378,866	221,845,751
Internet Retail — 8.8%
Amazon.com, Inc.*	2,659,288	490,425,893
Medical Devices — 6.9%
Abbott Laboratories	2,018,592	263,930,904
IDEXX Laboratories, Inc.*	278,321	120,415,581
		384,346,485
Real Estate Services — 1.9%
CoStar Group, Inc.*	1,407,440	104,389,825
Restaurants — 2.7%
Starbucks Corp.	1,898,868	152,004,383
Software Application — 16.9%
Adobe, Inc.*	490,505	183,929,565
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Paycom Software, Inc.	511,679	$ 115,839,009
ServiceNow, Inc.*	239,025	228,271,265
Shopify, Inc., Class A*	2,699,232	256,427,040
Workday, Inc., Class A*	665,089	162,946,805
		947,413,684
Software Infrastructure — 13.3%
Microsoft Corp.	1,058,339	418,319,073
Oracle Corp.	2,315,689	325,863,756
		744,182,829
Travel Services — 3.0%
Airbnb, Inc., Class A*	1,399,289	170,601,315
TOTAL COMMON STOCKS (Cost $3,382,072,662)		5,527,606,147
SHORT-TERM INVESTMENT — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	81,577,634	81,577,634

TOTAL SHORT-TERM INVESTMENT (Cost $81,577,634)		81,577,634

TOTAL INVESTMENTS - 100.1% (Cost $3,463,650,296)		5,609,183,781
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(6,861,706)
NET ASSETS - 100.0%		$5,602,322,075

(a)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 98.2%
Canada — 5.0%
Shopify, Inc., Class A*	181,403	$ 17,233,285
Denmark — 2.7%
Novo Nordisk AS, Class B	141,437	9,456,699
France — 1.3%
L'Oreal SA	9,782	4,322,328
Germany — 5.4%
SAP SE	51,770	15,147,314
Siemens Healthineers AG(a)	64,800	3,493,197
		18,640,511
Ireland — 2.8%
Accenture PLC, Class A	11,415	3,414,797
ICON PLC*	41,218	6,242,054
		9,656,851
Luxembourg — 2.1%
Globant SA*	62,854	7,389,745
Netherlands — 3.4%
Adyen NV(a)*	7,183	11,623,626
United Kingdom — 8.1%
Aon PLC, Class A	48,881	17,342,490
Sage Group PLC (The)	224,966	3,729,629
Willis Towers Watson PLC	22,415	6,899,337
		27,971,456
United States — 64.9%
Abbott Laboratories	113,706	14,867,060
Adobe, Inc.*	28,942	10,852,671
Airbnb, Inc., Class A*	52,194	6,363,492
Alphabet, Inc., Class C	95,009	15,285,998
Amazon.com, Inc.*	134,961	24,889,508
Automatic Data Processing, Inc.	11,004	3,307,802
CoStar Group, Inc.*	124,709	9,249,667
IDEXX Laboratories, Inc.*	8,157	3,529,126
Mastercard, Inc., Class A	31,484	17,255,121
Microsoft Corp.	41,588	16,438,073
MSCI, Inc.	24,860	13,551,435
Oracle Corp.	98,270	13,828,554
Paycom Software, Inc.	77,434	17,530,283
ServiceNow, Inc.*	5,305	5,066,328
Starbucks Corp.	81,544	6,527,597
Thermo Fisher Scientific, Inc.	16,331	7,005,999
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Visa, Inc., Class A	50,137	$ 17,322,333
Workday, Inc., Class A*	44,015	10,783,675
Zoetis, Inc.	65,617	10,262,499
		223,917,221
Uruguay — 2.5%
MercadoLibre, Inc.*	3,651	8,509,933
TOTAL COMMON STOCKS (Cost $255,696,511)		338,721,655

SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	5,456,153	5,456,153
TOTAL SHORT-TERM INVESTMENT (Cost $5,456,153)		5,456,153

TOTAL INVESTMENTS - 99.8% (Cost $261,152,664)		344,177,808
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		831,019
NET ASSETS - 100.0%		$345,008,827

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $15,116,823 or 4.38% of net assets. These securities have been determined by the Fund's adviser to be liquid securities. The liquidity determination is unaudited.
(b)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 91.3%
Brazil — 2.4%
NU Holdings Ltd., Class A*	346,027	$ 4,301,116
Canada — 3.6%
Shopify, Inc., Class A*	66,750	6,341,250
Denmark — 2.7%
Novo Nordisk AS, Class B	70,217	4,694,818
France — 9.1%
Dassault Systemes SE	119,620	4,482,894
Schneider Electric SE	25,109	5,866,612
Teleperformance SE	51,786	5,678,594
		16,028,100
Germany — 13.8%
adidas AG	28,639	6,589,594
SAP SE	48,255	14,118,865
Siemens Healthineers AG(a)	66,302	3,574,166
		24,282,625
India — 4.8%
HDFC Bank Ltd.	374,667	8,510,169
Ireland — 6.2%
Experian PLC	36,878	1,834,719
ICON PLC*	37,270	5,644,169
Medtronic PLC	41,194	3,491,603
		10,970,491
Israel — 2.7%
Monday.com Ltd.*	16,870	4,740,301
Japan — 2.1%
Tokyo Electron Ltd.	24,690	3,676,301
Luxembourg — 3.1%
Globant SA*	47,077	5,534,843
Netherlands — 5.5%
Adyen NV(a)*	1,934	3,129,624
ASML Holding NV	9,808	6,565,887
		9,695,511
Spain — 3.1%
Amadeus IT Group SA	70,225	5,527,619
Sweden — 3.8%
Evolution AB(a)	57,671	3,995,136
Spotify Technology SA*	4,313	2,648,096
		6,643,232
Switzerland — 3.5%
Lonza Group AG	2,746	1,973,026
On Holding AG, Class A*	87,171	4,193,797
		6,166,823
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 19.2%
Aon PLC, Class A	35,275	$ 12,515,217
Sage Group PLC (The)	833,682	13,821,310
Willis Towers Watson PLC	24,689	7,599,274
		33,935,801
Uruguay — 5.7%
MercadoLibre, Inc.*	4,316	10,059,949
TOTAL COMMON STOCKS (Cost $132,798,219)		161,108,949

SHORT-TERM INVESTMENT — 8.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	15,214,817	15,214,817
TOTAL SHORT-TERM INVESTMENT (Cost $15,214,817)		15,214,817

TOTAL INVESTMENTS - 99.9% (Cost $148,013,036)		176,323,766
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		205,929
NET ASSETS - 100.0%		$176,529,695

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $10,698,926 or 6.06% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted. The liquidity determination is unaudited.
(b)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 95.6%
Asset Management — 4.3%
Hamilton Lane, Inc., Class A	9,588	$ 1,481,250
Biotechnology — 1.3%
Bio-Techne Corp.	8,698	437,944
Building Products & Equipment — 6.0%
AAON, Inc.	11,854	1,081,915
Trex Co., Inc.*	17,315	1,001,153
		2,083,068
Capital Markets — 4.0%
Houlihan Lokey, Inc.	8,455	1,370,386
Communication Equipment — 2.1%
Belden, Inc.	6,958	717,439
Diagnostics & Research — 3.9%
Medpace Holdings, Inc.*	4,369	1,347,356
Electronic Components — 2.0%
Fabrinet*	3,358	688,591
Electronics & Computer Distribution — 3.6%
Insight Enterprises, Inc.*	8,941	1,236,361
Engineering & Construction — 2.9%
Bowman Consulting Group Ltd.*	11,247	248,784
Construction Partners, Inc., Class A*	9,143	751,006
		999,790
Health Information Services — 3.5%
Progyny, Inc.*	52,390	1,196,588
Household & Personal Products — 2.1%
elf Beauty, Inc.*	11,732	725,859
Industrial Distribution — 10.1%
Applied Industrial Technologies, Inc.	5,807	1,412,727
Core & Main, Inc., Class A*	23,464	1,236,084
SiteOne Landscape Supply, Inc.*	7,120	817,447
		3,466,258
Information Technology Services — 9.2%
ExlService Holdings, Inc.*	44,488	2,156,778
Globant SA*	8,698	1,022,624
		3,179,402
Insurance Brokers — 3.0%
Goosehead Insurance, Inc., Class A	10,495	1,020,219
Internet Retail — 1.7%
Revolve Group, Inc.*	29,816	592,742
Medical Instruments & Supplies — 3.5%
Repligen Corp.*	5,623	775,918
Warby Parker, Inc., Class A*	25,892	427,477
		1,203,395
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate Services — 3.7%
FirstService Corp.	7,276	$ 1,277,156
Rental & Leasing Services — 1.7%
WillScot Holdings Corp.	23,464	589,416
Residential Construction — 2.5%
Installed Building Products, Inc.	3,439	570,289
LGI Homes, Inc.*	5,016	273,924
		844,213
Restaurants — 3.9%
Dutch Bros, Inc., Class A*	13,431	802,368
Wingstop, Inc.	2,104	555,225
		1,357,593
Semiconductors — 2.9%
Rambus, Inc.*	20,592	1,004,684
Software Application — 13.1%
BlackLine, Inc.*	18,003	850,282
CCC Intelligent Solutions Holdings, Inc.*	142,207	1,316,837
Clearwater Analytics Holdings, Inc., Class A*	39,444	896,957
Paylocity Holding Corp.*	7,525	1,445,552
		4,509,628
Software Infrastructure — 1.9%
Qualys, Inc.*	5,292	665,257
Specialty Industrial Machinery — 2.7%
Generac Holdings, Inc.*	8,051	920,873
TOTAL COMMON STOCKS (Cost $29,665,352)		32,915,468
SHORT-TERM INVESTMENT — 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	1,356,262	1,356,262

TOTAL SHORT-TERM INVESTMENT (Cost $1,356,262)		1,356,262

TOTAL INVESTMENTS - 99.5% (Cost $31,021,614)		34,271,730
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		175,337
NET ASSETS - 100.0%		$34,447,067

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
April 30, 2025
(a)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 95.4%
Brazil — 5.0%
NU Holdings Ltd., Class A*	20,724	$ 257,599
TOTVS SA	71,355	471,497
		729,096
China — 25.5%
ANTA Sports Products Ltd.	38,027	449,320
BYD Co. Ltd., Class H	9,000	427,466
Hefei Meiya Optoelectronic Technology, Inc., Class A	112,415	260,266
Meituan, Class B(a)*	12,825	212,349
NetEase, Inc.	24,218	520,599
Shenzhen Inovance Technology Co. Ltd., Class A	37,500	369,123
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,700	263,122
Tencent Music Entertainment Group, ADR	66,563	893,275
Yum China Holdings, Inc.	3,837	166,181
Yum China Holdings, Inc.	3,200	149,496
		3,711,197
Hong Kong — 4.8%
AIA Group Ltd.	40,600	304,213
Hong Kong Exchanges & Clearing Ltd.	8,900	388,838
		693,051
Hungary — 3.5%
Wizz Air Holdings PLC(a)*	23,253	507,256
India — 10.9%
HDFC Bank Ltd.	31,080	705,950
Infosys Ltd.	18,675	330,135
Kotak Mahindra Bank Ltd.	12,721	332,474
Reliance Industries Ltd.	13,128	217,981
		1,586,540
Indonesia — 3.0%
Bank Central Asia Tbk PT	835,247	444,093
Ireland — 3.2%
PDD Holdings, Inc., ADR*	4,480	472,954
Mexico — 1.6%
Fomento Economico Mexicano SAB de CV	21,857	229,810
Netherlands — 5.4%
Prosus NV	16,749	785,270
	Number of Shares	Value
COMMON STOCKS — (Continued)
Poland — 9.2%
Dino Polska SA(a)*	5,123	$ 718,181
InPost SA*	37,013	625,219
		1,343,400
Singapore — 2.5%
Genting Singapore Ltd.	648,000	367,460
Taiwan — 11.1%
Accton Technology Corp.	13,000	242,143
E Ink Holdings, Inc.	60,787	424,633
Taiwan Semiconductor Manufacturing Co. Ltd.	33,335	944,532
		1,611,308
Uruguay — 5.5%
Dlocal Ltd.*	40,773	360,841
MercadoLibre, Inc.*	192	447,523
		808,364
Vietnam — 4.2%
FPT Corp.	83,204	351,910
Mobile World Investment Corp.	113,700	267,545
		619,455
TOTAL COMMON STOCKS (Cost $11,498,307)		13,909,254

SHORT-TERM INVESTMENT — 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	614,260	614,260
TOTAL SHORT-TERM INVESTMENT (Cost $614,260)		614,260

TOTAL INVESTMENTS - 99.6% (Cost $12,112,567)		14,523,514
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		52,362
NET ASSETS - 100.0%		$14,575,876

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
April 30, 2025
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $1,437,786 or 9.86% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted. The liquidity determination is unaudited.
(b)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

Forward foreign currency contracts outstanding as of April 30, 2025 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	134,440	HKD	1,042,821	05/06/25	Brown Brothers Harriman & Co.	$(32)
The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 97.7%
Asset Management — 3.5%
Hamilton Lane, Inc., Class A	795	$ 122,820
Biotechnology — 2.7%
Bio-Techne Corp.	1,895	95,413
Building Products & Equipment — 4.6%
AAON, Inc.	961	87,710
Trex Co., Inc.*	1,322	76,438
		164,148
Capital Markets — 4.4%
Houlihan Lokey, Inc.	493	79,905
MarketAxess Holdings, Inc.	344	76,227
		156,132
Computer Hardware — 1.5%
Pure Storage, Inc., Class A*	1,146	51,983
Diagnostics & Research — 3.5%
Medpace Holdings, Inc.*	397	122,431
Electronics & Computer Distribution — 2.3%
Insight Enterprises, Inc.*	599	82,830
Engineering & Construction — 6.5%
Comfort Systems USA, Inc.	141	56,055
Construction Partners, Inc., Class A*	767	63,001
Tetra Tech, Inc.	1,674	52,212
TopBuild Corp.*	203	60,039
		231,307
Financial Data & Stock Exchanges — 3.4%
Morningstar, Inc.	423	120,437
Health Information Services — 3.1%
Progyny, Inc.*	4,891	111,710
Home Improvement Retail — 2.1%
Floor & Decor Holdings, Inc., Class A*	1,064	76,012
Household & Personal Products — 2.2%
elf Beauty, Inc.*	1,278	79,070
Industrial Distribution — 7.5%
Applied Industrial Technologies, Inc.	432	105,097
Core & Main, Inc., Class A*	1,621	85,394
Pool Corp.	256	75,044
		265,535
Information Technology Services — 8.9%
ExlService Holdings, Inc.*	4,054	196,538
Globant SA*	1,013	119,098
		315,636
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance - Property & Casualty — 2.4%
Kinsale Capital Group, Inc.	194	$ 84,440
Insurance Brokers — 3.1%
Goosehead Insurance, Inc., Class A	1,137	110,528
Internet Retail — 1.8%
Revolve Group, Inc.*	3,172	63,059
Medical Instruments & Supplies — 3.8%
Repligen Corp.*	599	82,656
Warby Parker, Inc., Class A*	3,086	50,950
		133,606
Rental & Leasing Services — 1.3%
WillScot Holdings Corp.	1,823	45,794
Restaurants — 3.9%
Dutch Bros, Inc., Class A*	1,577	94,210
Wingstop, Inc.	167	44,070
		138,280
Semiconductor Equipment & Materials — 2.3%
Entegris, Inc.	1,031	81,573
Semiconductors — 2.2%
Rambus, Inc.*	1,569	76,551
Software Application — 16.6%
Bentley Systems, Inc., Class B	2,326	99,995
CCC Intelligent Solutions Holdings, Inc.*	10,416	96,452
Dynatrace, Inc.*	2,617	122,921
Manhattan Associates, Inc.*	264	46,831
Paycom Software, Inc.	978	221,409
		587,608
Specialty Industrial Machinery — 2.6%
Generac Holdings, Inc.*	802	91,733
Trucking — 1.5%
Saia, Inc.*	219	53,436
TOTAL COMMON STOCKS (Cost $3,246,984)		3,462,072

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
April 30, 2025
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	114,152	$ 114,152

TOTAL SHORT-TERM INVESTMENT (Cost $114,152)		114,152

TOTAL INVESTMENTS - 100.9% (Cost $3,361,136)		3,576,224
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(30,865)
NET ASSETS - 100.0%		$3,545,359

(a)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Assets and Liabilities
April 30, 2025
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Assets
Investments, at value*	$5,609,183,781	$344,177,808	$176,323,766
Foreign currency, at value (Cost $—, $165,308 and $102,000, respectively)	—	164,654	102,926
Receivables:
Investments sold	—	—	44,145
Capital shares sold	1,207,730	139,728	32,995
Dividends and interest	3,918,699	1,017,639	666,709
Prepaid expenses and other assets	—	7,689	10,019
Total Assets	5,614,310,210	345,507,518	177,180,560
Liabilities
Payables:
Capital shares redeemed	6,294,086	82,254	168,717
Investment adviser	3,812,102	233,731	119,380
Transfer agent fees	1,284,870	94,092	42,790
Audit fees	178,092	34,339	29,734
Shareholder reporting fees	158,601	27,272	30,368
Administration and accounting fees	154,398	10,519	4,320
Distribution fees (Investor Class Shares)	39,690	3,706	452
Deferred foreign capital gains tax	—	—	233,769
Accrued expenses	66,296	12,778	21,335
Total Liabilities	11,988,135	498,691	650,865
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$5,602,322,075	$345,008,827	$176,529,695
Net Assets Consisted of:
Capital stock, $0.01 par value	$1,285,046	$138,146	$110,788
Paid-in capital	2,642,268,297	222,409,414	163,562,052
Total distributable earnings	2,958,768,732	122,461,267	12,856,855
Net Assets	$5,602,322,075	$345,008,827	$176,529,695
Institutional Class:
Net assets	$5,402,993,781	$326,283,293	$174,248,168
Shares outstanding	123,746,362	13,045,648	10,933,625
Net asset value, offering and redemption price per share	$43.66	$25.01	$15.94
Investor Class:
Net assets	$199,328,294	$18,725,534	$2,281,527
Shares outstanding	4,758,242	768,982	145,129
Net asset value, offering and redemption price per share	$41.89	$24.35	$15.72
* Investments, at cost	$3,463,650,296	$261,152,664	$148,013,036
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Assets and Liabilities (Concluded)
April 30, 2025
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Assets
Investments, at value*	$34,271,730	$14,523,514	$3,576,224
Foreign currency, at value (Cost $—, $13 and $—, respectively)	—	14	—
Receivables:
Investments sold	277,399	134,476	—
Capital shares sold	—	21,160	4,100
Dividends and interest	7,323	3,479	550
Investment adviser	18,764	33,985	27,583
Prepaid expenses and other assets	2,913	217	37
Total Assets	34,578,129	14,716,845	3,608,494
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	32	—
Payables:
Capital shares redeemed	40,480	—	—
Investment adviser	26,581	13,078	17,170
Audit fees	25,149	25,540	25,165
Transfer agent fees	19,926	7,309	5,791
Shareholder reporting fees	13,565	10,873	11,072
Custodian fees	2,038	9,344	1,890
Administration and accounting fees	1,483	3,135	426
Distribution fees (Investor Class Shares)	381	—	—
Deferred foreign capital gains tax	—	68,570	—
Accrued expenses	1,459	3,088	1,621
Total Liabilities	131,062	140,969	63,135
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$34,447,067	$14,575,876	$3,545,359
Net Assets Consisted of:
Capital stock, $0.01 par value	$26,057	$16,807	$5,070
Paid-in capital	79,334,730	20,206,069	10,723,309
Total distributable earnings/(loss)	(44,913,720)	(5,647,000)	(7,183,020)
Net Assets	$34,447,067	$14,575,876	$3,545,359
Institutional Class:
Net assets	$29,109,184	$14,575,876	$3,545,359
Shares outstanding	2,200,914	1,680,745	507,011
Net asset value, offering and redemption price per share	$13.23	$8.67	$6.99
Investor Class:
Net assets	$1,885,379	N/A	N/A
Shares outstanding	144,802	N/A	N/A
Net asset value, offering and redemption price per share	$13.02	N/A	N/A
Class Y:
Net assets	$3,452,504	N/A	N/A
Shares outstanding	260,030	N/A	N/A
Net asset value, offering and redemption price per share	$13.28	N/A	N/A
* Investments, at cost	$31,021,614	$12,112,567	$3,361,136
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Operations
For the Year Ended April 30, 2025
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$42,831,018	$3,459,509	$2,860,084
Less: foreign taxes withheld	(99,676)	(115,569)	(235,651)
Total investment income	42,731,342	3,343,940	2,624,433
Expenses
Advisory fees(Note 2)	58,355,698	3,590,107	1,784,516
Transfer agent fees(Note 2)	5,438,750	359,103	202,752
Administration and accounting fees(Note 2)	713,155	43,369	19,882
Trustees’ and officers’ fees(Note 2)	696,608	43,367	22,186
Distribution fees (Investor Class)(Note 2)	617,725	52,699	6,762
Legal fees	400,163	29,296	17,371
Shareholder reporting fees	332,911	47,485	54,274
Audit and tax fees	179,345	39,511	33,142
Custodian fees(Note 2)	135,232	22,358	32,567
Registration and filing fees	111,616	44,271	44,062
Interest expense	11,461	—	—
Other expenses	283,272	44,009	41,578
Total expenses	67,275,936	4,315,575	2,259,092
Net investment income/(loss)	(24,544,594)	(971,635)	365,341
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments(a)	1,621,033,304	81,471,336	20,674,262
Net realized gain/(loss) from foreign currency transactions	—	(68,135)	13,041
Net change in unrealized depreciation on investments(b)	(1,097,285,543)	(56,207,961)	(16,857,665)
Net change in unrealized appreciation on foreign currency translations	—	64,094	44,118
Net realized and unrealized gain on investments	523,747,761	25,259,334	3,873,756
Net increase in net assets resulting from operations	$499,203,167	$24,287,699	$4,239,097

(a)	Net realized gain/(loss) on investments for the Polen International Growth Fund was net of foreign capital gains tax withheld of $48,563.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen International Growth Fund was net of an increase in deferred foreign capital gains tax of $233,769.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Operations (Concluded)
For the Year Ended April 30, 2025
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Investment income
Dividends	$229,927	$320,622	$57,456
Less: foreign taxes withheld	(2,363)	(24,592)	—
Total investment income	227,564	296,030	57,456
Expenses
Advisory fees(Note 2)	487,088	189,011	122,280
Transfer agent fees(Note 2)	99,556	40,596	29,783
Registration and filing fees	51,509	25,679	31,864
Shareholder reporting fees	29,488	25,515	25,113
Audit and tax fees	25,382	36,346	25,373
Distribution fees (Investor Class)(Note 2)	7,199	—	—
Trustees’ and officers’ fees(Note 2)	6,880	2,382	2,087
Legal fees	6,614	4,698	5,431
Custodian fees(Note 2)	5,707	17,801	3,437
Administration and accounting fees(Note 2)	4,081	9,301	1,023
Interest expense	15	1,306	216
Other expenses	11,968	14,895	9,761
Total expenses before waivers and/or reimbursements	735,487	367,530	256,368
Less: waivers and/or reimbursements(Note 2)	(196,508)	(129,961)	(127,758)
Net expenses after waivers and/or reimbursements	538,979	237,569	128,610
Net investment income/(loss)	(311,415)	58,461	(71,154)
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	3,874,594	(2,744,012)	1,193,587
Net realized loss from foreign currency transactions	—	(3,348)	—
Net change in unrealized appreciation/(depreciation) on investments(b)	(2,824,643)	4,080,066	(524,553)
Net change in unrealized appreciation on foreign currency translations	—	40	—
Net change in unrealized depreciation on forward foreign currency contracts	—	(32)	—
Net realized and unrealized gain on investments	1,049,951	1,332,714	669,034
Net increase in net assets resulting from operations	$738,536	$1,391,175	$597,880

(a)	Net realized gain/(loss) on investments for the Polen Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $41,189.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets Growth Fund was net of an increase in deferred foreign capital gains tax of $30,472.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets
	Polen Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(24,544,594)	$(38,861,302)
Net realized gains from investments	1,621,033,304	140,465,868
Net change in unrealized appreciation/(depreciation) on investments	(1,097,285,543)	1,553,843,103
Net increase in net assets resulting from operations	499,203,167	1,655,447,669
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(331,794,107)	—
Investor Class	(12,766,413)	—
Net decrease in net assets from dividends and distributions to shareholders	(344,560,520)	—
Decrease in net assets derived from capital share transactions (Note 4)	(2,115,571,445)	(1,123,990,236)
Total increase/(decrease) in net assets	(1,960,928,798)	531,457,433
Net assets
Beginning of year	7,563,250,873	7,031,793,440
End of year	$5,602,322,075	$7,563,250,873
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(971,635)	$(815,842)
Net realized gains from investments and foreign currency transactions	81,403,201	22,584,465
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(56,143,867)	49,584,148
Net increase in net assets resulting from operations	24,287,699	71,352,771
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(14,270,033)	—
Investor Class	(775,219)	—
Net decrease in net assets from dividends and distributions to shareholders	(15,045,252)	—
Decrease in net assets derived from capital share transactions (Note 4)	(126,655,618)	(52,651,729)
Total increase/(decrease) in net assets	(117,413,171)	18,701,042
Net assets
Beginning of year	462,421,998	443,720,956
End of year	$345,008,827	$462,421,998
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen International Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$365,341	$958,620
Net realized gains from investments and foreign currency transactions	20,687,303	895,473
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(16,813,547)	13,918,655
Net increase in net assets resulting from operations	4,239,097	15,772,748
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(873,760)	(779,523)
Investor Class	(4,516)	(1,046)
Net decrease in net assets from dividends and distributions to shareholders	(878,276)	(780,569)
Decrease in net assets derived from capital share transactions (Note 4)	(63,632,482)	(8,172,137)
Total increase/(decrease) in net assets	(60,271,661)	6,820,042
Net assets
Beginning of year	236,801,356	229,981,314
End of year	$176,529,695	$236,801,356
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. Small Company Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(311,415)	$(612,523)
Net realized gains/(losses) from investments	3,874,594	(1,581,543)
Net change in unrealized appreciation/(depreciation) on investments	(2,824,643)	5,916,363
Net increase in net assets resulting from operations	738,536	3,722,297
Decrease in net assets derived from capital share transactions (Note 4)	(30,397,589)	(20,920,541)
Total decrease in net assets	(29,659,053)	(17,198,244)
Net assets
Beginning of year	64,106,120	81,304,364
End of year	$34,447,067	$64,106,120
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$58,461	$122,721
Net realized losses from investments and foreign currency transactions	(2,747,360)	(1,661,144)
Net change in unrealized appreciation on investments, foreign currency translations and forward foreign currency contracts	4,080,074	1,845,632
Net increase in net assets resulting from operations	1,391,175	307,209
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(39,281)	(6,719)
Net decrease in net assets from dividends and distributions to shareholders	(39,281)	(6,719)
Decrease in net assets derived from capital share transactions (Note 4)	(6,354,475)	(25,014)
Total increase/(decrease) in net assets	(5,002,581)	275,476
Net assets
Beginning of year	19,578,457	19,302,981
End of year	$14,575,876	$19,578,457
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen U.S. SMID Company Growth Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(71,154)	$(131,465)
Net realized gains/(losses) from investments	1,193,587	(1,483,068)
Net change in unrealized appreciation/(depreciation) on investments	(524,553)	2,694,722
Net increase in net assets resulting from operations	597,880	1,080,189
Decrease in net assets derived from capital share transactions (Note 4)	(14,546,679)	(3,609,338)
Total decrease in net assets	(13,948,799)	(2,529,149)
Net assets
Beginning of year	17,494,158	20,023,307
End of year	$3,545,359	$17,494,158
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GROWTH FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$43.38	$34.76	$40.67	$50.14	$34.57
Net investment loss(1)	(0.16)	(0.20)	(0.21)	(0.31)	(0.22)
Net realized and unrealized gain/(loss) on investments	2.90	8.82	(2.49)	(6.99)	16.37
Total from investment operations	2.74	8.62	(2.70)	(7.30)	16.15
Dividends and distributions to shareholders from:
Net realized capital gains	(2.46)	—	(3.21)	(2.17)	(0.58)
Redemption fees	0.00(2)	0.00(2)	—	—	0.00(2)
Net asset value, end of year	$43.66	$43.38	$34.76	$40.67	$50.14
Total investment return(3)	5.71%	24.80%	(5.67)%	(15.68)%	46.91%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$5,402,994	$7,293,884	$6,798,041	$9,466,044	$10,700,658
Ratio of expenses to average net assets	0.97%(4)	0.96%	0.98%	0.96%	0.97%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.97%(4)	0.96%	0.98%	0.96%	0.97%
Ratio of net investment loss to average net assets	(0.35)%	(0.50)%	(0.58)%	(0.60)%	(0.50)%
Portfolio turnover rate	37%	18%	19%	24%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.97% for the year ended April 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$41.81	$33.58	$39.52	$48.90	$33.81
Net investment loss(1)	(0.27)	(0.29)	(0.29)	(0.43)	(0.31)
Net realized and unrealized gain/(loss) on investments	2.81	8.52	(2.44)	(6.78)	15.98
Total from investment operations	2.54	8.23	(2.73)	(7.21)	15.67
Dividends and distributions to shareholders from:
Net realized capital gains	(2.46)	—	(3.21)	(2.17)	(0.58)
Redemption fees	0.00(2)	0.00(2)	—	—	0.00(2)
Net asset value, end of year	$41.89	$41.81	$33.58	$39.52	$48.90
Total investment return(3)	5.44%	24.51%	(5.92)%	(15.90)%	46.54%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$199,328	$269,367	$233,752	$332,144	$417,735
Ratio of expenses to average net assets	1.22%(4)	1.21%	1.23%	1.21%	1.21%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.22%(4)	1.21%	1.23%	1.21%	1.21%
Ratio of net investment loss to average net assets	(0.60)%	(0.75)%	(0.83)%	(0.85)%	(0.74)%
Portfolio turnover rate	37%	18%	19%	24%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.22% for the year ended April 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$24.84	$21.23	$21.09	$26.07	$18.47
Net investment loss(1)	(0.06)	(0.04)	(0.02)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.22	3.65	0.37	(4.21)	7.68
Total from investment operations	1.16	3.61	0.35	(4.30)	7.60
Dividends and distributions to shareholders from:
Net realized capital gains	(0.99)	—	(0.21)	(0.68)	—
Redemption fees	—	—	—	—	0.00(2)
Net asset value, end of year	$25.01	$24.84	$21.23	$21.09	$26.07
Total investment return(3)	4.29%	17.00%	1.80%	(17.08)%	41.15%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$326,283	$440,863	$422,798	$531,927	$587,255
Ratio of expenses to average net assets	1.01%	0.98%	1.01%	0.99%	1.06%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.01%	0.98%	1.01%	0.99%	1.01%(4)
Ratio of net investment loss to average net assets	(0.22)%	(0.16)%	(0.10)%	(0.36)%	(0.35)%
Portfolio turnover rate	32%	21%	21%	36%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$24.27	$20.80	$20.71	$25.68	$18.24
Net investment loss(1)	(0.12)	(0.10)	(0.07)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.19	3.57	0.37	(4.13)	7.57
Total from investment operations	1.07	3.47	0.30	(4.29)	7.44
Dividends and distributions to shareholders from:
Net realized capital gains	(0.99)	—	(0.21)	(0.68)	—
Redemption fees	—	—	—	—	0.00(2)
Net asset value, end of year	$24.35	$24.27	$20.80	$20.71	$25.68
Total investment return(3)	4.01%	16.68%	1.59%	(17.30)%	40.79%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$18,726	$21,559	$20,923	$27,111	$45,081
Ratio of expenses to average net assets	1.26%	1.23%	1.26%	1.24%	1.31%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.26%	1.23%	1.26%	1.24%	1.26%(4)
Ratio of net investment loss to average net assets	(0.47)%	(0.41)%	(0.35)%	(0.61)%	(0.60)%
Portfolio turnover rate	32%	21%	21%	36%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$15.80	$14.81	$14.27	$18.20	$13.93
Net investment income/(loss)(1)	0.03	0.06	0.04	0.00(2)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.18	0.98	0.50	(3.93)	4.29
Total from investment operations	0.21	1.04	0.54	(3.93)	4.27
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.05)	—	—	—
Redemption fees	—	—	—	—	0.00(2)
Net asset value, end of year	$15.94	$15.80	$14.81	$14.27	$18.20
Total investment return(3)	1.31%	7.04%	3.78%	(21.59)%	30.65%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$174,248	$234,106	$227,176	$278,801	$461,059
Ratio of expenses to average net assets	1.07%	1.04%	1.08%	1.04%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	1.07%	1.04%	1.08%	1.03%	1.03%
Ratio of net investment income/(loss) to average net assets	0.18%	0.41%	0.26%	0.02%	(0.09)%
Portfolio turnover rate	37%	15%	20%	35%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$15.58	$14.60	$14.10	$18.04	$13.84
Net investment income/(loss)(1)	(0.01)	0.02	0.01	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.18	0.97	0.49	(3.90)	4.26
Total from investment operations	0.17	0.99	0.50	(3.94)	4.20
Dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.01)	—	—	—
Redemption fees	—	—	—	—	0.00(2)
Net asset value, end of year	$15.72	$15.58	$14.60	$14.10	$18.04
Total investment return(3)	1.07%	6.76%	3.55%	(21.84)%	30.35%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,282	$2,696	$2,805	$3,976	$5,394
Ratio of expenses to average net assets	1.32%	1.29%	1.33%	1.29%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	1.32%	1.29%	1.33%	1.28%	1.29%
Ratio of net investment income/(loss) to average net assets	(0.07)%	0.16%	0.08%	(0.23)%	(0.34)%
Portfolio turnover rate	37%	15%	20%	35%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$13.34	$12.81	$13.49	$19.69	$11.17
Net investment loss(1)	(0.09)(2)	(0.11)	(0.11)	(0.16)	(0.18)
Net realized and unrealized gain/(loss) on investments	(0.02)	0.64	(0.57)	(5.29)	8.72
Total from investment operations	(0.11)	0.53	(0.68)	(5.45)	8.54
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)	(0.02)
Redemption fees	—	—	—	—	0.00(3)
Net asset value, end of year	$13.23	$13.34	$12.81	$13.49	$19.69
Total investment return(4)	(0.82)%	4.14%	(5.04)%	(29.11)%	76.49%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$29,109	$55,154	$71,304	$122,352	$118,390
Ratio of expenses to average net assets	1.10%(5)	1.10%	1.10%	1.10%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.50%(5)	1.33%	1.40%	1.26%	1.34%
Ratio of net investment loss to average net assets	(0.63)%	(0.80)%	(0.83)%	(0.81)%	(1.06)%
Portfolio turnover rate	54%	37%	45%	58%	40%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.10% for the year ended April 30, 2025.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$13.17	$12.67	$13.38	$19.59	$11.14
Net investment loss(1)	(0.12)(2)	(0.14)	(0.14)	(0.20)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.03)	0.64	(0.57)	(5.26)	8.69
Total from investment operations	(0.15)	0.50	(0.71)	(5.46)	8.47
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)	(0.02)
Redemption fees	—	—	—	—	0.00(3)
Net asset value, end of year	$13.02	$13.17	$12.67	$13.38	$19.59
Total investment return(4)	(1.14)%	3.95%	(5.31)%	(29.31)%	76.07%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,885	$4,417	$5,389	$8,270	$11,364
Ratio of expenses to average net assets	1.35%(5)	1.35%	1.35%	1.35%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.75%(5)	1.59%	1.65%	1.52%	1.58%
Ratio of net investment loss to average net assets	(0.88)%	(1.05)%	(1.08)%	(1.06)%	(1.31)%
Portfolio turnover rate	54%	37%	45%	58%	40%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.35% for the year ended April 30, 2025.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.38	$12.83	$13.50	$19.24
Net investment loss(1)	(0.08)	(0.09)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	(0.02)	0.64	(0.58)	(4.87)
Total from investment operations	(0.10)	0.55	(0.67)	(4.99)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)
Redemption fees	—	—	—	—
Net asset value, end of year/period	$13.28	$13.38	$12.83	$13.50
Total investment return(2)	(0.75)%	4.29%	(4.96)%	(27.40)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$3,453	$4,535	$4,612	$4,924
Ratio of expenses to average net assets	1.00%(3)	1.00%	1.00%	1.00%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.45%(3)	1.25%	1.30%	1.15%(4)
Ratio of net investment loss to average net assets	(0.53)%	(0.70)%	(0.73)%	(0.68)%(4)
Portfolio turnover rate	54%	37%	45%	58%(6)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.00% for the year ended April 30, 2025.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN EMERGING MARKETS GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of year/period	$7.98	$7.86	$7.67	$10.78	$10.00
Net investment income/(loss)(1)	0.03	0.05	0.02	(0.00)(2)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.68	0.07	0.18	(3.11)	0.82
Total from investment operations	0.71	0.12	0.20	(3.11)	0.78
Dividends and distributions to shareholders from:
Net investment income	(0.02)	(0.00)(2)	(0.01)	—	—
Net asset value, end of year/period	$8.67	$7.98	$7.86	$7.67	$10.78
Total investment return(3)	8.85%	1.56%	2.57%	(28.85)%	7.80%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$14,576	$19,578	$19,303	$18,666	$25,981
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.94%(4)	1.78%	1.96%	1.74%	2.51%(5)
Ratio of net investment income/(loss) to average net assets	0.31%	0.64%	0.28%	(0.02)%	(0.65)%(5)
Portfolio turnover rate	31%	23%	49%	28%	16%(7)

*	Commencement of operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.25% for the year ended April 30, 2025.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMID COMPANY GROWTH FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of year/period	$7.29	$6.90	$7.36	$10.61	$10.00
Net investment loss(1)	(0.05)	(0.06)	(0.06)	(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.25)	0.45	(0.40)	(3.05)	0.62
Total from investment operations	(0.30)	0.39	(0.46)	(3.14)	0.61
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.11)	0.00
Net asset value, end of year/period	$6.99	$7.29	$6.90	$7.36	$10.61
Total investment return(2)	(4.12)%	5.65%	(6.25)%	(30.00)%	6.10%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$3,545	$17,494	$20,023	$20,290	$11,583
Ratio of expenses to average net assets	1.05%(3)	1.05%	1.05%	1.05%	1.05%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.09%(3)	1.70%	1.71%	1.71%	4.58%(4)
Ratio of net investment loss to average net assets	(0.58)%	(0.76)%	(0.86)%	(0.82)%	(1.05)%(4)
Portfolio turnover rate	58%	61%	61%	43%	0%

*	Commencement of operations on April 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.05% for the year ended April 30, 2025.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, October 16, 2020 and April 1, 2021, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. The Polen U.S. Small Company Growth Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of April 30, 2025, Investor Class shares had not been issued on the Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of April 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$5,527,606,147	$5,527,606,147	$—	$—
Short-Term Investment	81,577,634	81,577,634	—	—
Total Assets	$5,609,183,781	$5,609,183,781	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$17,233,285	$17,233,285	$—	$—
Denmark	9,456,699	—	9,456,699	—
France	4,322,328	—	4,322,328	—
Germany	18,640,511	—	18,640,511	—
Ireland	9,656,851	9,656,851	—	—
Luxembourg	7,389,745	7,389,745	—	—
Netherlands	11,623,626	—	11,623,626	—
United Kingdom	27,971,456	24,241,827	3,729,629	—
United States	223,917,221	223,917,221	—	—
Uruguay	8,509,933	8,509,933	—	—
Short-Term Investment	5,456,153	5,456,153	—	—
Total Assets	$344,177,808	$296,405,015	$47,772,793	$—

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Notes to Financial Statements (Continued)
April 30, 2025
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$4,301,116	$4,301,116	$—	$—
Canada	6,341,250	6,341,250	—	—
Denmark	4,694,818	—	4,694,818	—
France	16,028,100	—	16,028,100	—
Germany	24,282,625	—	24,282,625	—
India	8,510,169	—	8,510,169	—
Ireland	10,970,491	9,135,772	1,834,719	—
Israel	4,740,301	4,740,301	—	—
Japan	3,676,301	—	3,676,301	—
Luxembourg	5,534,843	5,534,843	—	—
Netherlands	9,695,511	—	9,695,511	—
Spain	5,527,619	—	5,527,619	—
Sweden	6,643,232	2,648,096	3,995,136	—
Switzerland	6,166,823	4,193,797	1,973,026	—
United Kingdom	33,935,801	20,114,491	13,821,310	—
Uruguay	10,059,949	10,059,949	—	—
Short-Term Investment	15,214,817	15,214,817	—	—
Total Assets	$176,323,766	$82,284,432	$94,039,334	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$32,915,468	$32,915,468	$—	$—
Short-Term Investment	1,356,262	1,356,262	—	—
Total Assets	$34,271,730	$34,271,730	$—	$—

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Notes to Financial Statements (Continued)
April 30, 2025
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$729,096	$729,096	$—	$—
China	3,711,197	1,059,456	2,651,741	—
Hong Kong	693,051	—	693,051	—
Hungary	507,256	—	507,256	—
India	1,586,540	—	1,586,540	—
Indonesia	444,093	—	444,093	—
Ireland	472,954	472,954	—	—
Mexico	229,810	229,810	—	—
Netherlands	785,270	—	785,270	—
Poland	1,343,400	—	1,343,400	—
Singapore	367,460	—	367,460	—
Taiwan	1,611,308	—	1,611,308	—
Uruguay	808,364	808,364	—	—
Vietnam	619,455	—	619,455	—
Short-Term Investment	614,260	614,260	—	—
Total Assets	$14,523,514	$3,913,940	$10,609,574	$—
Liabilities
Derivatives
Foreign Currency Contracts
Forward Foreign Currency Contract	$(32)	$—	$(32)	$—
Total Liabilities	$(32)	$—	$(32)	$—
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$3,462,072	$3,462,072	$—	$—
Short-Term Investment	114,152	114,152	—	—
Total Assets	$3,576,224	$3,576,224	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to

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Notes to Financial Statements (Continued)
April 30, 2025
total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the year ended April 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
For the year ended April 30, 2025, the Funds' average quarterly volume of forward foreign currency contracts, purchased and sold, were as follows:
	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Polen Emerging Markets Growth Fund	$—	$26,894
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or each Fund fails to meet the terms of its ISDA Master Agreements. The result would cause each Fund to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
of any collateral currently pledged by each Fund and the counterparty. Cash collateral that has been pledged to cover obligations of each Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by each Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of each Fund. Any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to each Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent each Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by the Polen Emerging Markets Growth Fund for forward foreign currency contracts as of April 30, 2025:
Counterparty	Derivative Liabilities - Gross	Derivative Available for Offset	Collateral Posted	Derivative Liabilities - Net *
Brown Brothers Harriman & Co.	$(32)	$—	$—	$(32)

*	Net amount represents the net payable to the counterparty in the event of a default.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Disclosures About Derivative Instruments and Hedging Activities
The following tables provide quantitative disclosures about fair value amounts and gains and losses of the Polen Emerging Markets Growth Fund's derivative instruments as of April 30, 2025.
The following table lists the fair values of Polen Emerging Markets Growth Fund’s derivative holdings as of April 30, 2025 grouped by contract type and risk exposure category:
Derivative Type	Location Statements of Assets and Liabilities	Foreign Currency Risk	Total
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$(32)	$(32)
The following table lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the year ended April 30, 2025, grouped by contract type and risk exposure:
Derivative Type	Location Statements of Operations	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$(32)	$(32)
Recent Accounting Pronouncement — Each Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. Each Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Funds’ financial position or results of operations. Each Fund operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser, the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that the Funds operate as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen U.S. Small Company Growth Fund	1.00%
Polen Emerging Markets Growth Fund	1.00%
Polen U.S. SMID Company Growth Fund	1.00%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended April 30, 2025.
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.00%	N/A	August 31, 2025
Polen Global Growth Fund	1.10%	1.10%	N/A	August 31, 2025
Polen International Growth Fund	1.10%	1.10%	N/A	August 31, 2025
Polen U.S. Small Company Growth Fund	1.10%	1.10%	1.00%	August 31, 2025
Polen Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2025
Polen U.S. SMID Company Growth Fund	1.05%	N/A	N/A	August 31, 2025
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.
For the year ended April 30, 2025, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$58,355,698	$—	$58,355,698
Polen Global Growth Fund	3,590,107	—	3,590,107
Polen International Growth Fund	1,784,516	—	1,784,516
Polen U.S. Small Company Growth Fund	487,088	(196,508)	290,580
Polen Emerging Markets Growth Fund	189,011	(129,961)	59,050
Polen U.S. SMID Company Growth Fund	122,280	(127,758)	(5,478)
No Funds recouped any fees for the period ended April 30, 2025.
As of April 30, 2025, the Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund have no additional funds available to be recouped.
As of April 30, 2025, the amount of potential recovery was as follows:
	04/30/2026	04/30/2027	04/30/2028	Total
Polen U.S. Small Company Growth Fund	$297,730	$174,781	$196,508	$669,019
Polen Emerging Markets Growth Fund	125,725	101,892	129,961	357,578
Polen U.S. SMID Company Growth Fund	130,457	113,466	127,758	371,681
The Funds have not recorded a commitment or contingent liability at April 30, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the April 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen Growth Fund	$2,490,780,814	$4,833,283,427
Polen Global Growth Fund	129,851,359	270,078,359
Polen International Growth Fund	75,433,071	140,461,383
Polen U.S. Small Company Growth Fund	25,945,857	57,618,339
Polen Emerging Markets Growth Fund	5,734,102	12,119,086
Polen U.S. SMID Company Growth Fund	6,972,722	21,136,137
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
4. Capital Share Transactions
For years ended April 30, 2025 and 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	12,109,180	$553,895,984	27,679,788	$1,110,002,990
Reinvestments	6,274,382	306,189,838	—	—
Redemption Fees	—	107	—	1,011
Redemptions	(62,780,039)	(2,901,212,309)	(55,100,848)	(2,213,308,918)
Net decrease	(44,396,477)	$(2,041,126,380)	(27,421,060)	$(1,103,304,917)
Investor Class
Sales	1,334,672	$59,336,382	1,893,764	$74,381,194
Reinvestments	250,631	11,747,082	—	—
Redemption Fees	—	5	—	37
Redemptions	(3,270,270)	(145,528,534)	(2,410,628)	(95,066,550)
Net decrease	(1,684,967)	$(74,445,065)	(516,864)	$(20,685,319)
Total net decrease	(46,081,444)	$(2,115,571,445)	(27,937,924)	$(1,123,990,236)

Polen Global Growth Fund:
Institutional Class
Sales	1,088,465	$28,453,724	2,886,946	$68,127,136
Reinvestments	482,158	13,317,199	—	—
Redemptions	(6,273,276)	(165,346,049)	(5,050,706)	(118,020,862)
Net decrease	(4,702,653)	$(123,575,126)	(2,163,760)	$(49,893,726)
Investor Class
Sales	98,679	$2,473,110	167,208	$3,813,564
Reinvestments	27,562	741,981	—	—
Redemptions	(245,677)	(6,295,583)	(284,905)	(6,571,567)
Net decrease	(119,436)	$(3,080,492)	(117,697)	$(2,758,003)
Total net decrease	(4,822,089)	$(126,655,618)	(2,281,457)	$(52,651,729)

Polen International Growth Fund:
Institutional Class
Sales	1,613,224	$26,251,752	5,317,620	$82,616,045
Reinvestments	50,706	841,726	47,013	739,038
Redemptions	(5,551,476)	(90,272,671)	(5,880,839)	(91,269,291)
Net decrease	(3,887,546)	$(63,179,193)	(516,206)	$(7,914,208)
Investor Class
Sales	37,906	$614,240	109,240	$1,616,198
Reinvestments	256	4,209	62	965
Redemptions	(66,057)	(1,071,738)	(128,342)	(1,875,092)
Net decrease	(27,895)	$(453,289)	(19,040)	$(257,929)
Total net decrease	(3,915,441)	$(63,632,482)	(535,246)	$(8,172,137)

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	533,672	$7,673,943	944,305	$12,861,188
Reinvestments	—	—	—	—
Redemptions	(2,466,786)	(34,311,840)	(2,376,948)	(32,300,917)
Net decrease	(1,933,114)	$(26,637,897)	(1,432,643)	$(19,439,729)
Investor Class
Sales	23,144	$318,167	64,823	$859,142
Reinvestments	—	—	—	—
Redemptions	(213,808)	(2,973,253)	(154,530)	(2,061,547)
Net decrease	(190,664)	$(2,655,086)	(89,707)	$(1,202,405)
Class Y
Sales	17,065	$245,017	36,536	$506,036
Reinvestments	—	—	—	—
Redemptions	(95,931)	(1,349,623)	(56,983)	(784,443)
Net decrease	(78,866)	$(1,104,606)	(20,447)	$(278,407)
Total net decrease	(2,202,644)	$(30,397,589)	(1,542,797)	$(20,920,541)

Polen Emerging Markets Growth Fund:
Institutional Class
Sales	32,912	$274,222	49,546	$390,847
Reinvestments	4,589	39,281	875	6,719
Redemptions	(809,603)	(6,667,978)	(53,766)	(422,580)
Net decrease	(772,102)	$(6,354,475)	(3,345)	$(25,014)

Polen U.S. SMID Company Growth Fund:
Institutional Class
Sales	86,793	$710,272	804,403	$5,691,485
Reinvestments	—	—	—	—
Redemptions	(1,980,448)	(15,256,951)	(1,306,727)	(9,300,823)
Net decrease	(1,893,655)	$(14,546,679)	(502,324)	$(3,609,338)

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
do not require reclassifications. These temporary differences are primarily due to differing treatments for late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Net assets were not affected by these adjustments.
The following permanent differences as of April 30, 2025, primarily attributed to reclassification of foreign currency and foreign capital gains taxes from capital to ordinary, write-off or reclassification of net operating losses and fund level over distributions were reclassified among the following accounts:
	Total Distributable Earnings	Paid-in-Capital
Polen Growth Fund	$30,953,585	$(30,953,585)
Polen Global Growth Fund	948,436	(948,436)
Polen U.S. Small Company Growth Fund	524,591	(524,591)
Polen Emerging Markets Growth Fund	456	(456)
Polen U.S. SMID Company Growth Fund	122,398	(122,398)
For the year ended April 30, 2025, there were no reclassifications for the Polen International Growth Fund.
The tax character of distributions paid by the Funds during the year ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Growth Fund	$—	$344,560,520	$344,560,520
Polen Global Growth Fund	—	15,045,252	15,045,252
Polen International Growth Fund	878,276	—	878,276
Polen Emerging Markets Growth Fund	39,281	—	39,281
The tax character of distributions paid by the Funds during the year ended April 30, 2024, were as follows:
	Ordinary Income Dividend	Total Distributions Paid*
Polen International Growth Fund	$780,569	$780,569
Polen Emerging Markets Growth Fund	6,719	6,719

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Polen Growth Fund	$—	$—	$856,189,375	$2,107,051,655	$(4,472,298)
Polen Global Growth Fund	—	—	42,094,382	80,464,576	(97,691)
Polen International Growth Fund	(9,312,937)	53,125	—	22,116,667	—
Polen U.S. Small Company Growth Fund	(45,802,362)	—	—	899,637	(10,995)
Polen Emerging Markets Growth Fund	(7,916,727)	—	—	2,289,140	(19,413)
Polen U.S. SMID Company Growth Fund	(7,184,509)	—	—	1,489	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

POLEN EQUITY FUNDS
Notes to Financial Statements (Concluded)
April 30, 2025
As of April 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Polen Growth Fund	$3,502,132,126	$2,313,029,346	$(205,977,691)	$2,107,051,655
Polen Global Growth Fund	263,759,738	103,558,577	(23,140,507)	80,418,070
Polen International Growth Fund	153,995,883	43,999,554	(21,671,671)	22,327,883
Polen U.S. Small Company Growth Fund	33,372,093	6,710,504	(5,810,867)	899,637
Polen Emerging Markets Growth Fund	12,165,419	3,292,451	(934,356)	2,358,095
Polen U.S. SMID Company Growth Fund	3,574,735	554,867	(553,378)	1,489
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Funds deferred to May 1, 2025 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$4,472,298	$—	$—
Polen Global Growth Fund	97,691	—	—
Polen U.S. Small Company Growth Fund	10,995	—	—
Polen Emerging Markets Growth Fund	19,413	—	—
Accumulated capital losses represent capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen International Growth Fund	$9,312,937	$—
Polen U.S. Small Company Growth Fund	28,443,895	17,358,467
Polen Emerging Markets Growth Fund	1,738,454	6,178,273
Polen U.S. SMID Company Growth Fund	1,954,043	5,230,466
For the year ended April 30, 2025, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Polen Growth Fund	$408,212,350
Polen Global Growth Fund	24,134,559
Polen International Growth Fund	18,840,201
Polen U.S. Small Company Growth Fund	467,385
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN EQUITY FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, and Polen U.S. SMID Company Growth Fund (six of the funds constituting FundVantage Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more investment companies managed by Polen Capital Management, LLC since 2011.

POLEN EQUITY FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the year ended April 30, 2025, the following dividends and distributions were paid by the Funds:
	Ordinary Income	Long-Term Capital Gain
Polen Growth Fund	$—	$344,560,520
Polen Global Growth Fund	—	15,045,252
Polen International Growth Fund	878,276	—
Polen Emerging Markets Growth Fund	39,281	—
Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes. The Funds designated the following as long-term capital gains distributions during the year ended April 30, 2025:
Polen Growth Fund	$344,560,520
Polen Global Growth Fund	$15,045,252
Polen International Growth Fund	$0
Polen U.S. Small Company Growth Fund	$0
Polen Emerging Markets Growth Fund	$0
Polen U.S. SMID Company Growth Fund	$0
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary income distributions paid during the year ended April 30, 2025 were designated as qualified dividend income:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	100.00%
Polen U.S. Small Company Growth Fund	0.00%
Polen Emerging Markets Growth Fund	100.00%
Polen U.S. SMID Company Growth Fund	0.00%
The percentage of ordinary income dividends qualifying for corporate dividends received deduction for the Funds is as follows:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	51.75%
Polen U.S. Small Company Growth Fund	0.00%
Polen Emerging Markets Growth Fund	22.56%
Polen U.S. SMID Company Growth Fund	0.00%
The percentage of ordinary income dividends qualifying for qualified interest income for the Funds is as follows:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	13.69%
Polen U.S. Small Company Growth Fund	0.00%
Polen Emerging Markets Growth Fund	7.30%
Polen U.S. SMID Company Growth Fund	0.00%
The percentage of ordinary income distributions designated as qualified short-term gain pursuant to the American Jobs Creation Act of 2004 is as follows:

POLEN EQUITY FUNDS
Shareholder Tax Information (Concluded)
(Unaudited)
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	0.00%
Polen U.S. Small Company Growth Fund	0.00%
Polen Emerging Markets Growth Fund	0.00%
Polen U.S. SMID Company Growth Fund	0.00%
The Funds paid foreign taxes and recognized foreign source income as follows:
	Foreign Taxes Paid	Foreign Source Income
Polen International Growth Fund	$284,214	$2,563,915
Polen Emerging Markets Growth Fund	64,807	287,272
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

POLEN EQUITY FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-888-678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

POLEN EQUITY FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at 1-888-678-6024.

Investment Adviser
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-0425

Polen U.S. High Yield Fund
Polen Opportunistic High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments
April 30, 2025
	Par Value	Value
CORPORATE BONDS† — 82.1%
Consumer Discretionary Products — 5.6%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$ 20,000	$ 19,712
Champ Acquisition Corp., 8.375%, 12/1/31(a)	32,000	33,791
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	74,000	51,232
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	36,000	26,885
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	36,031
		167,651
Consumer Discretionary Services — 6.6%
Cedar Fair LP, 5.25%, 7/15/29	15,000	14,278
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	44,000	38,637
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	94,000	89,563
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	31,000	31,440
Station Casinos, LLC, 4.625%, 12/1/31(a)	26,000	23,508
		197,426
Consumer Staple Products — 1.0%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	28,000	29,349
Financial Services — 6.1%
EZCORP, Inc., 7.375%, 4/1/32(a)	22,000	23,082
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	32,000	32,164
Jane Street Group, Inc., 6.125%, 11/1/32(a)	64,000	62,941
VFH Parent, LLC, 7.50%, 6/15/31(a)	32,000	32,879
WEX, Inc., 6.50%, 3/15/33(a)	30,000	29,201
		180,267
Health Care — 3.8%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	30,000	30,020
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	50,000	48,270
Select Medical Corp., 6.25%, 12/1/32(a)	36,000	35,733
		114,023
Industrial Products — 5.6%
ATS Corp., 4.125%, 12/15/28(a)	25,000	23,219
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Goat Holdco, LLC, 6.75%, 2/1/32(a)	$ 24,000	$ 23,485
Madison IAQ, LLC, 5.875%, 6/30/29(a)	34,000	32,230
SPX Flow, Inc., 8.75%, 4/1/30(a)	49,000	49,486
Wabash National Corp., 4.50%, 10/15/28(a)	44,000	39,185
		167,605
Industrial Services — 4.6%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	23,000	22,052
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	22,000	19,742
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	50,000	48,834
Stonepeak Nile Parent, LLC, 7.25%, 3/15/32(a)	40,000	40,725
VM Consolidated, Inc., 5.50%, 4/15/29(a)	6,000	5,792
		137,145
Insurance — 0.7%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	22,000	22,227
Materials — 13.4%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	46,000	47,439
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	8,765
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	45,455
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	14,000	14,304
Ingevity Corp., 3.875%, 11/1/28(a)	45,000	41,554
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	66,000	60,143
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	48,000	48,356
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	32,000	32,152
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	68,000	66,125
TriMas Corp., 4.125%, 4/15/29(a)	36,000	33,645
		397,938
Media — 11.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	109,000	87,985

The accompanying notes are an integral part of the financial statements.
2

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Concluded)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC, 7.375%, 3/1/31(a)	$ 22,000	$ 22,619
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	20,000	20,725
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	109,000	98,637
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	32,000	31,386
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	48,000	47,604
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	32,000	29,621
		338,577
Oil & Gas — 7.7%
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	19,961
Archrock Partners LP, 6.625%, 9/1/32(a)	20,000	19,901
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	27,640
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	50,629
Parkland Corp., 4.625%, 5/1/30(a)	25,000	23,562
Teine Energy Ltd., 6.875%, 4/15/29(a)	91,000	86,535
		228,228
Real Estate — 4.8%
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	46,000	40,810
Kennedy-Wilson, Inc., 5.00%, 3/1/31	118,000	101,086
		141,896
Retail & Wholesale - Discretionary — 5.0%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	13,544
Dealer Tire, LLC, 8.00%, 2/1/28(a)	64,000	62,166
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	50,000	46,184
Patrick Industries, Inc., 6.375%, 11/1/32(a)	26,000	25,268
		147,162
Software & Technology Services — 4.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	50,000	47,834
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — (Continued)
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	$ 32,000	$ 32,051
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	32,000	32,505
UKG, Inc., 6.875%, 2/1/31(a)	32,000	32,943
		145,333
Technology Hardware & Semiconductors — 0.5%
Zebra Technologies Corp., 6.50%, 6/1/32(a)	14,000	14,094
Telecommunications — 0.4%
Telesat Canada, 5.625%, 12/6/26(a)	15,000	8,550
Telesat Canada, 6.50%, 10/15/27(a)(b)	10,000	4,113
		12,663
TOTAL CORPORATE BONDS (Cost $2,442,382)		2,441,584

TOTAL INVESTMENTS - 82.1% (Cost $2,442,382)		2,441,584
OTHER ASSETS IN EXCESS OF LIABILITIES - 17.9%		532,813
NET ASSETS - 100.0%		$2,974,397

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $2,326,220 or 78.21% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.The liquidity determination is unaudited.
(b)	Security is deemed illiquid at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership

The accompanying notes are an integral part of the financial statements.
3

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
April 30, 2025
	Par Value	Value
CORPORATE BONDS† — 60.2%
Consumer Discretionary Products — 3.5%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 9,290,000	$ 6,431,723
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	3,935,659
		10,367,382
Consumer Discretionary Services — 2.9%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	1,610,000	1,502,556
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	5,960,000	5,678,691
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	1,430,000	1,443,808
		8,625,055
Consumer Staple Products — 4.2%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	5,030,000	5,275,233
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,500,000	2,620,417
Post Holdings, Inc., 6.25%, 10/15/34(a)	1,590,000	1,578,091
Simmons Foods, Inc., 4.625%, 3/1/29(a)	3,350,000	3,119,533
		12,593,274
Financial Services — 1.8%
EZCORP, Inc., 7.375%, 4/1/32(a)	830,000	870,826
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	4,590,000	4,613,492
		5,484,318
Health Care — 7.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	3,060,000	3,062,008
Organon & Co / Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(a)	3,460,000	2,906,485
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	5,330,000	5,475,919
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	10,710,000	10,699,196
		22,143,608
Industrial Products — 8.9%
Chart Industries, Inc., 9.50%, 1/1/31(a)	1,310,000	1,398,143
EMRLD Borrower LP, 6.625%, 12/15/30(a)	2,230,000	2,264,154
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Goat Holdco, LLC, 6.75%, 2/1/32(a)	$1,450,000	$ 1,418,840
Madison IAQ, LLC, 5.875%, 6/30/29(a)	8,510,000	8,067,016
SPX Flow, Inc., 8.75%, 4/1/30(a)	6,575,000	6,640,231
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,602,779
Wabash National Corp., 4.50%, 10/15/28(a)	5,850,000	5,209,820
		26,600,983
Industrial Services — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	750,000	732,513
Insurance — 4.0%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	4,000	4,255
HUB International Ltd., 7.375%, 1/31/32(a)	9,970,000	10,282,660
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	1,470,000	1,551,206
		11,838,121
Materials — 13.8%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,392,231
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	10,939,072
Century Aluminum Co., 7.50%, 4/1/28(a)	9,415,000	9,510,091
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	1,495,000	1,527,463
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	2,300,000	2,288,033
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(b)(c)(d)(e)	1,650,000	—
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	8,230,000	7,499,712
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	7,933,000	7,714,217
Specialty Steel Holdings, Inc., 14.443%, 11/15/26(c)(d)	195,000	195,000
		41,065,819
Media — 5.0%
CCO Holdings, LLC, 4.50%, 5/1/32	1,040,000	923,689
CCO Holdings, LLC , 4.50%, 6/1/33(a)	2,900,000	2,525,506

The accompanying notes are an integral part of the financial statements.
4

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.25%, 1/15/34(a)	$2,930,000	$ 2,470,206
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	5,000,000	5,007,445
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	3,900,000	3,867,832
		14,794,678
Oil & Gas — 1.2%
Teine Energy Ltd., 6.875%, 4/15/29(a)	3,693,000	3,511,808
Retail & Wholesale - Discretionary — 3.8%
High Ridge Brands Escrow, 8.875%, 3/15/26(c)(d)	125,000	—
Patrick Industries, Inc., 6.375%, 11/1/32(a)	4,904,000	4,765,865
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	6,370,000	6,569,114
		11,334,979
Software & Technology Services — 3.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	10,550,000	10,092,875
TOTAL CORPORATE BONDS (Cost $183,991,879)		179,185,413
SENIOR LOANS† — 38.6%
Consumer Discretionary Products — 1.6%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.572% (SOFR +425 bps), 10/4/28(f)	770,250	715,370
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.561% (SOFR +426 bps), 6/1/28(f)	1,147,021	1,068,805
RealTruck Goup, Inc., Initial Term Loan, 7.936% (SOFR +361 bps), 1/31/28(f)	2,229,361	2,085,489
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(f)	830,000	799,912
		4,669,576
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Services — 1.9%
ATG Entertainment Ltd., Facility B (USD) Loan (SOFR +375 bps), 4/17/32(f)(g)	$1,450,000	$ 1,451,813
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.315% (SOFR +400 bps), 8/11/28(f)	4,166,762	4,154,261
		5,606,074
Financial Services — 0.3%
Nexus Buyer, LLC, Second Lien Term Loan, 10.672% (SOFR +635 bps), 11/5/29(f)	920,000	909,843
Health Care — 9.8%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.163% (SOFR +385 bps), 7/17/28(f)	4,634,071	4,558,790
Aveanna Healthcare, LLC, Initial Term Loan, 11.463% (SOFR +715 bps), 12/10/29(f)	4,330,000	4,113,500
CVET Midco 2 LP, Initial Term Loan, 9.299% (SOFR +500 bps), 10/13/29(f)(g)	8,871,423	8,362,691
EyeCare Partners, LLC, Tranche B Term Loan, 5.227% (SOFR +471 bps), 11/30/28(f)	3,050,601	2,370,576
EyeCare Partners, LLC, Tranche C Term Loan, 10.977% (SOFR +685 bps), 11/30/28(d)(f)	289,428	77,422
Heartland Dental, LLC, 2024 New Term Loans, 8.822% (SOFR +450 bps), 4/28/28(f)	3,122,116	3,093,439
Medical Solutions Holdings, Inc., Second Lien Term Loan, 11.38% (SOFR +710 bps), 11/1/29(d)(f)	1,770,000	926,303
Performance Health Holdings, Inc., Initial Term Loan, 7.95% (SOFR +375 bps), 3/19/32(f)	4,730,000	4,694,525
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 12.541% (SOFR +826 bps), 4/16/29(d)(f)	1,030,000	988,800
		29,186,046

The accompanying notes are an integral part of the financial statements.
5

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — 2.7%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.561% (SOFR +626 bps), 5/21/29(f)(g)	$3,115,812	$ 3,080,759
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.061% (SOFR +676 bps), 5/21/29(f)	3,546,499	3,502,168
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.569% (SOFR +425 bps), 12/2/31(f)	1,550,000	1,495,750
		8,078,677
Industrial Services — 2.9%
Infinite Bidco, LLC, First Lien Term Loan, 8.291% (SOFR +401 bps), 3/2/28(f)	2,752,959	2,505,193
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.541% (SOFR +726 bps), 3/2/29(f)	4,245,740	3,546,531
LaserShip, Inc., Tranche E Term Loan, 6.061% (SOFR +176 bps), 8/10/29(f)	3,199,495	644,698
Protective Industrial Products, Inc., Term Loan, 1/17/32(f)(g)	2,090,000	2,007,445
		8,703,867
Insurance — 2.8%
Asurion, LLC, New B-4 Term Loan, 9.686% (SOFR +536 bps), 1/20/29(f)	8,860,000	8,162,275
Materials — 4.0%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(c)(d)	370,501	334,881
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.422% (SOFR +410 bps), 11/24/27(f)	554,545	543,804
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.172% (SOFR +785 bps), 11/24/28(f)	6,410,000	6,028,605
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.322% (SOFR +400 bps), 2/20/32(f)	$2,350,000	$ 2,191,375
LABL, Inc., Initial Dollar Term Loan, 9.422% (SOFR +510 bps), 10/29/28(f)	3,361,172	2,911,279
		12,009,944
Media — 5.9%
Arches Buyer, Inc., Refinancing Term Loan, 7.672% (SOFR +335 bps), 12/6/27(f)	3,096,075	3,038,411
Auction.com, LLC, Term Loan, 10.252% (SOFR +300 bps), 5/26/28(f)	6,486,184	5,922,697
MH Sub I, LLC, Second Lien Term Loan, 10.572% (SOFR +625 bps), 2/23/29(f)	9,350,000	8,389,942
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75%, 4/10/26(c)(d)(e)(f)	103,000	80,288
		17,431,338
Retail & Wholesale - Discretionary — 1.5%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1/29/31(f)(g)	1,620,000	1,508,625
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.049% (SOFR +475 bps), 4/2/29(f)	3,006,598	2,910,762
		4,419,387
Software & Technology Services — 4.0%
Cloudera, Inc., Second Lien Term Loan, 10.422% (SOFR +610 bps), 10/8/29(f)	580,000	547,619
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31(f)	3,360,000	3,326,400
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.295% (SOFR +400 bps), 12/9/31(f)	1,230,000	1,230,000
Ellucian Holding, Inc., Second Lien Term Loan, 9.072% (SOFR +475 bps), 11/15/32(f)	730,000	732,737
Kaseya, Inc., Initial Term Loan, 9.322% (SOFR +500 bps), 3/5/33(f)	3,060,000	3,000,085

The accompanying notes are an integral part of the financial statements.
6

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.072% (SOFR +375 bps), 5/12/28(f)	$2,364,075	$ 2,331,013
Starlight Parent, LLC, Term Loan, 8.261% (SOFR +400 bps), 4/16/32(f)	790,000	764,574
		11,932,428
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(f)	3,794,939	3,612,308
TOTAL SENIOR LOANS (Cost $121,921,128)		114,721,763
	Number of Shares
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(c)(d)*	7,506	453,212
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(c)(d)*	541	46,526
Burgundy Diamond Mines Ltd.(d)*	983,076	22,670
Real Alloy Holding, Inc.(c)(d)*	3	220,153
Specialty Steel Holdings, Inc.(c)(d)*	1	128,062
		417,411
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(c)(d)*	2,940	—
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	31,335
TOTAL COMMON STOCKS (Cost $1,139,177)		901,958
	Par Value	Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(c)(d)*	$1,150	$ —
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 99.1% (Cost $307,052,184)		294,809,134
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,798,964
NET ASSETS - 100.0%		$297,608,098

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $176,463,945 or 59.29% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.The liquidity determination is unaudited.
(b)	Security is currently in default.
(c)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at April 30, 2025.
(e)	Security deemed to be restricted as of April 30, 2025. As of April 30, 2025, the fair value of restricted securities in the aggregate was $80,288, representing 0.03% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(f)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(g)	All or a portion of this Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
7

POLEN FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2025
	Polen U.S. High Yield Fund	Polen Opportunistic High Yield Fund
Assets
Investments, at value*	$2,441,584	$294,809,134
Cash and cash equivalents	52,188	7,186,338
Receivables:
Investments sold	469,109	2,080,144
Capital shares sold	—	165,985
Interest	41,625	3,246,636
Investment adviser	18,048	—
Prepaid expenses and other assets	861	3,958
Total Assets	3,023,415	307,492,195
Liabilities
Payables:
Audit fees	25,075	32,922
Shareholder reporting fees	10,064	11,024
Capital shares redeemed	4,882	470,745
Transfer agent fees	3,588	15,977
Administration and accounting fees	1,079	9,130
Investments purchased	—	8,941,976
Investment adviser	—	148,196
Distribution fees (Investor Class Shares)	—	243
Distributions to shareholders	—	245,627
Shareholder servicing fees	—	859
Accrued expenses	4,330	7,398
Total Liabilities	49,018	9,884,097
Contingencies and Commitments (Notes 2 and 6)	—	—
Net Assets	$2,974,397	$297,608,098
Net Assets Consisted of:
Capital stock, $0.01 par value	$2,981	$421,440
Paid-in capital	2,988,610	345,630,057
Total distributable earnings/(loss)	(17,194)	(48,443,399)
Net Assets	$2,974,397	$297,608,098
Institutional Class:
Net assets	$2,974,397	$5,600,404
Shares outstanding	298,072	789,394
Net asset value, offering and redemption price per share	$9.98	$7.09
Investor Class:
Net assets	N/A	$1,151,600
Shares outstanding	N/A	163,123
Net asset value, offering and redemption price per share	N/A	$7.06
Class Y:
Net assets	N/A	$290,856,094
Shares outstanding	N/A	41,191,530
Net asset value, offering and redemption price per share	N/A	$7.06
* Investments, at cost	$2,442,382	$307,052,184
The accompanying notes are an integral part of the financial statements.
8

POLEN FIXED INCOME FUNDS
Statements of Operations
For the Year Ended April 30, 2025
	Polen U.S. High Yield Fund	Polen Opportunistic High Yield Fund
Investment income
Interest	$258,222	$26,469,207
Dividends	—	48,415
Total investment income	258,222	26,517,622
Expenses
Audit fees	25,583	75,265
Registration and filing fees	24,621	54,580
Transfer agent fees(Note 2)	22,046	70,143
Shareholder reporting fees	21,172	38,991
Advisory fees(Note 2)	17,120	2,149,637
Administration and accounting fees(Note 2)	7,664	39,024
Legal fees	4,721	11,690
Custodian fees(Note 2)	1,106	7,658
Trustees’ and officers’ fees(Note 2)	1,100	55,374
Interest expense	34	—
Distribution fees (Investor Class)(Note 2)	—	4,019
Other expenses	6,426	15,147
Total expenses before waivers and/or reimbursements	131,593	2,521,528
Less: waivers and/or reimbursements(Note 2)	(111,326)	(84,999)
Net expenses after waivers and/or reimbursements	20,267	2,436,529
Net investment income	237,955	24,081,093
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	19,761	1,499,781
Net change in unrealized depreciation on investments	(65,143)	(7,601,448)
Net realized and unrealized loss on investments	(45,382)	(6,101,667)
Net increase in net assets resulting from operations	$192,573	$17,979,426
The accompanying notes are an integral part of the financial statements.
9

POLEN FIXED INCOME FUNDS
Statements of Changes in Net Assets
	Polen U.S. High Yield Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$237,955	$205,244
Net realized gains/(losses) from investments	19,761	(35,924)
Net change in unrealized appreciation/(depreciation) on investments	(65,143)	49,117
Net increase in net assets resulting from operations	192,573	218,437
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(234,412)	(204,902)
Net decrease in net assets from dividends and distributions to shareholders	(234,412)	(204,902)
Increase in net assets derived from capital share transactions (Note 4)	24,918	835,280
Total increase/(decrease) in net assets	(16,921)	848,815
Net assets
Beginning of year	2,991,318	2,142,503
End of year	$2,974,397	$2,991,318
The accompanying notes are an integral part of the financial statements.
10

POLEN FIXED INCOME FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen Opportunistic High Yield Fund
	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$24,081,093	$14,190,553	$24,557,149
Net realized gains/(losses) from investments	1,499,781	(10,537,692)	(17,865,163)
Net change in unrealized appreciation/(depreciation) on investments	(7,601,448)	14,625,894	19,392,245
Net increase in net assets resulting from operations	17,979,426	18,278,755	26,084,231
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(387,259)	(116,000)	(26,399)
Investor Class	(121,886)	(77,354)	(119,305)
Class Y	(23,754,206)	(14,038,768)	(24,452,801)
Net decrease in net assets from dividends and distributions to shareholders	(24,263,351)	(14,232,122)	(24,598,505)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(8,987,562)	19,373,822	29,534,571
Total increase/(decrease) in net assets	(15,271,487)	23,420,455	31,020,297
Net assets
Beginning of period/year	312,879,585	289,459,130	258,438,833
End of period/year	$297,608,098	$312,879,585	$289,459,130

*	The Fund changed its fiscal year end from September 30 to April 30.
The accompanying notes are an integral part of the financial statements.
11

POLEN FIXED INCOME FUNDS
POLEN U.S. HIGH YIELD FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.11	$10.06	$10.00
Net investment income(1)	0.78	0.80	0.65
Net realized and unrealized gain/(loss) on investments	(0.14)	0.05	0.05
Total from investment operations	0.64	0.85	0.70
Dividends and distributions to shareholders from:
Net investment income	(0.77)	(0.80)	(0.64)
Net asset value, end of year/period	$9.98	$10.11	$10.06
Total investment return(2)	6.41%	8.79%	7.22%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$2,974	$2,991	$2,143
Ratio of expenses to average net assets	0.65%(3)	0.65%	0.65%(4)
Ratio of expenses to average net assets without waivers(5)	4.23%(3)	5.02%	7.22%(4)
Ratio of net investment income to average net assets	7.65%	7.96%	7.69%(4)
Portfolio turnover rate	68%	30%	12%(6)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.65% for the year ended April 30, 2025.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
12

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.24	$7.16	$7.11	$8.58	$8.09	$8.72
Net investment income(1)	0.56	0.33	0.63	0.43	0.52	0.61(2)
Net realized and unrealized gain/(loss) on investments	(0.14)	0.09	0.05	(1.45)	0.48	(0.64)
Total from investment operations	0.42	0.42	0.68	(1.02)	1.00	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)
Net realized capital gains	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)
Redemption fees	0.00(3)	—	0.00(3)	—	—	—
Net asset value, end of year/period	$7.09	$7.24	$7.16	$7.11	$8.58	$8.09
Total investment return(4)	5.93%	6.02%	9.97%	(12.25)%	12.63%	(0.11)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$5,600	$3,609	$554	$12	$708	$668
Ratio of expenses to average net assets	0.89%	0.89%(5)	0.89%	0.79%(6)	0.79%(6)	0.79%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	0.89%	1.08%(5)	0.92%	0.90%	0.98%	1.32%
Ratio of net investment income to average net assets	7.75%	7.90%(5)	8.96%	5.14%	6.11%	7.44%
Portfolio turnover rate	59%	44%(8)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	According to the Polen DDJ Opportunistic High Yield Fund's shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. For the years ended September 30, 2022, September 30, 2021 and September 30, 2020, no fees were accrued and thus no fees were reimbursed (See Note 1).
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.
13

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.21	$7.13	$7.09	$8.61	$8.12	$8.75
Net investment income(1)	0.54	0.32	0.61	0.45	0.49	0.59(2)
Net realized and unrealized gain/(loss) on investments	(0.13)	0.09	0.04	(1.49)	0.48	(0.65)
Total from investment operations	0.41	0.41	0.65	(1.04)	0.97	(0.06)
Dividends and distributions to shareholders from:
Net investment income	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)
Net realized capital gains	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)
Redemption fees	0.00(3)	—	0.00(3)	—	0.00(3)	0.00(3)
Net asset value, end of year/period	$7.06	$7.21	$7.13	$7.09	$8.61	$8.12
Total investment return(4)	5.72%	5.92%	9.47%	(12.51)%	12.20%	(0.46)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$1,152	$1,725	$1,413	$1,384	$2,480	$2,579
Ratio of expenses to average net assets	1.14%	1.14%(5)	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.18%	1.38%(5)	1.26%	1.24%	1.33%	1.71%
Ratio of net investment income to average net assets	7.50%	7.65%(5)	8.47%	5.63%	5.75%	6.98%
Portfolio turnover rate	59%	44%(7)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
14

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.20	$7.11	$7.07	$8.59	$8.10	$8.72
Net investment income(1)	0.57	0.33	0.63	0.49	0.52	0.60(2)
Net realized and unrealized gain/(loss) on investments	(0.14)	0.10	0.04	(1.50)	0.48	(0.63)
Total from investment operations	0.43	0.43	0.67	(1.01)	1.00	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)
Net realized capital gains	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—	—
Net asset value, end of year/period	$7.06	$7.20	$7.11	$7.07	$8.59	$8.10
Total investment return(4)	6.14%	6.12%	9.90%	(12.23)%	12.61%	(0.03)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$290,856	$307,546	$287,492	$257,043	$243,732	$135,801
Ratio of expenses to average net assets	0.79%	0.79%(5)	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.82%	0.83%(5)	0.91%	0.89%	0.99%	1.24%
Ratio of net investment income to average net assets	7.85%	8.00%(5)	8.82%	6.12%	6.07%	7.36%
Portfolio turnover rate	59%	44%(7)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
15

POLEN FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on June 30, 2022 and July 24, 2023, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen U.S. High Yield Fund. The Polen Opportunistic High Yield Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of April 30, 2025, Investor Class shares had not been issued on the Polen U.S. High Yield Fund. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust.
The Polen Opportunistic High Yield Fund commenced investment operations on July 24, 2023. Prior to that date, this Fund acquired the assets and assumed the liabilities of the Polen DDJ Opportunistic High Yield Fund (the “Predecessor Fund”), a series of ALPS Series Trust (“ALPS”), in a tax-free reorganization as set out in an Agreement and Plan of Reorganization, dated as of April 17, 2023 (the “Plan”). The Predecessor Fund commenced investment operations on July 16, 2015. The Plan was approved by the Trust’s Board of Trustees on February 27, 2023, by the Board of Trustees of ALPS on February 16, 2023, and by the beneficial owners of the Predecessor Fund on July 5, 2023. The tax-free reorganization was accomplished on July 24, 2023. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
16

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of April 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen U.S. High Yield Fund
Assets
Investments in Securities*	$2,441,584	$—	$2,441,584	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$10,367,382	$—	$10,367,382	$—
Consumer Discretionary Services	8,625,055	—	8,625,055	—
Consumer Staple Products	12,593,274	—	12,593,274	—
Financial Services	5,484,318	—	5,484,318	—
17

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Care	$22,143,608	$—	$22,143,608	$—
Industrial Products	26,600,983	—	26,600,983	—
Industrial Services	732,513	—	732,513	—
Insurance	11,838,121	—	11,838,121	—
Materials	41,065,819	—	40,870,819	195,000
Media	14,794,678	—	14,794,678	—
Oil & Gas	3,511,808	—	3,511,808	—
Retail & Wholesale - Discretionary	11,334,979	—	11,334,979	—**
Software & Technology Services	10,092,875	—	10,092,875	—
Senior Loans
Consumer Discretionary Products	4,669,576	—	4,669,576	—
Consumer Discretionary Services	5,606,074	—	5,606,074	—
Financial Services	909,843	—	909,843	—
Health Care	29,186,046	—	29,186,046	—
Industrial Products	8,078,677	—	8,078,677	—
Industrial Services	8,703,867	—	8,703,867	—
Insurance	8,162,275	—	8,162,275	—
Materials	12,009,944	—	11,675,063	334,881
Media	17,431,338	—	17,351,050	80,288
Retail & Wholesale - Discretionary	4,419,387	—	4,419,387	—
Software & Technology Services	11,932,428	—	11,932,428	—
Technology Hardware & Semiconductors	3,612,308	—	3,612,308	—
Common Stocks
Industrial Products	453,212	—	—	453,212
Materials	417,411	22,670	—	394,741
Retail & Wholesale - Discretionary	—	—	—	—**
Software & Technology Services	31,335	31,335	—	—
Warrants
Industrial Products	—	—	—	—**
Total Assets	$294,809,134	$54,005	$293,297,007	$1,458,122

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to
18

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates.
19

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Recent Accounting Pronouncement — The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. Each Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Each Fund operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser and the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") of each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
20

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
The below securities are restricted from resale as of April 30, 2025:
Polen Opportunistic High Yield Fund	Security Type	Acquisition Date	Cost	Value
Northwest Acquisitions ULC	Corporate Bonds	10/25/2018	$1,343,974	$—
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	103,000	80,288
				$80,288
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.
2. Transactions with Related Parties and Other Service Providers
For its services, Polen Credit is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen U.S. High Yield Fund	0.55%
Polen Opportunistic High Yield Fund	0.70%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended April 30, 2025.
	Institutional Class	Investor Class	Class Y	Termination Date
Polen U.S. High Yield Fund	0.65%	N/A	N/A	August 31, 2025
Polen Opportunistic High Yield Fund	0.89%	0.89%	0.79%	August 31, 2025
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount. As of April 30, 2025, Investor Class shares had not been issued on the Polen U.S. High Yield Fund.
For the year ended April 30, 2025, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen U.S. High Yield Fund	$17,120	$(111,326)	$(94,206)
Polen Opportunistic High Yield Fund	2,149,637	(84,999)	2,064,638
No Funds recouped any fees for the year ended April 30, 2025.
21

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
As of April 30, 2025, the amount of potential recovery was as follows:
	Expiration
	09/30/2025	09/30/2026	04/30/2026	04/30/2027	04/30/2028	Total
Polen U.S. High Yield Fund	$N/A	$N/A	$113,023	$112,555	$111,326	$336,904
Polen Opportunistic High Yield Fund	113,941	334,289	N/A	68,624	84,999	601,853
The Funds have not recorded a commitment or contingent liability at April 30, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
22

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
3. Investment in Securities
For the April 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen U.S. High Yield Fund	$2,022,166	$2,428,163
Polen Opportunistic High Yield Fund	185,542,177	176,798,037
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
For years ended April 30, 2025 and the year/period ended 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Polen U.S. High Yield Fund:
Institutional Class
Sales	38,323	$389,816	63,040	$635,927
Reinvestments	22,884	233,814	20,408	204,902
Redemptions	(59,103)	(598,712)	(542)	(5,549)
Net increase	2,104	$24,918	82,906	$835,280

	For the Year Ended April 30, 2025		For the Period Ended April 30, 2024*		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount
Polen Opportunistic High Yield Fund:
Institutional Class
Sales	519,054	$3,788,175	413,088	$2,967,067	218,382	$1,588,492
Reinvestments	53,205	386,314	15,993	115,438	3,536	25,357
Redemption Fees**	—	33	—	—	—	67
Redemptions	(281,255)	(2,040,244)	(8,131)	(58,830)	(146,128)	(1,057,645)
Net increase	291,004	$2,134,278	420,950	$3,023,675	75,790	$556,271
23

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
	For the Year Ended April 30, 2025		For the Period Ended April 30, 2024*		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount

Investor Class
Sales	61,258	$445,806	71,117	$507,198	20,757	$149,027
Reinvestments	15,828	114,517	7,679	54,951	11,134	79,285
Redemption Fees**	—	12	—	—	—	53
Redemptions	(153,266)	(1,106,082)	(37,726)	(270,594)	(28,927)	(206,180)
Net increase/(decrease)	(76,180)	$(545,747)	41,070	$291,555	2,964	$22,185

Class Y
Sales	776,641	$5,666,885	2,605,837	$18,523,313	3,053,375	$21,770,583
Reinvestments	2,793,974	20,199,044	1,634,719	11,679,905	2,912,183	20,669,776
Redemption Fees**	—	2,134	—	60	—	10,221
Redemptions	(5,070,174)	(36,444,156)	(1,979,343)	(14,144,686)	(1,911,688)	(13,494,465)
Net increase/(decrease)	(1,499,559)	$(10,576,093)	2,261,213	$16,058,592	4,053,870	$28,956,115

Total net increase/(decrease)	(1,284,735)	$(8,987,562)	2,723,233	$19,373,822	4,132,624	$29,534,571

*	The Fund changed its fiscal year end from September 30 to April 30.
**	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of April 30, 2025, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Polen U.S. High Yield Fund
Affiliated Shareholders	69%
Polen Opportunistic High Yield Fund
Non-affiliated Shareholders	25%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. These temporary differences are primarily due to tax adjustments on defaulted bonds,
24

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
discount/premium adjustments, capital loss carryforwards, and losses deferred due to wash sales. Net assets were not affected by these adjustments. For the year ended April 30, 2025, there were no reclassifications for the Funds.
The tax character of distributions paid by the Funds during the year ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen U.S. High Yield Fund	$234,412	$—	$234,412
Polen Opportunistic High Yield Fund	24,263,351	—	24,263,351
The tax character of distributions paid by the Funds during the year ended April 30, 2024, were as follows:
	Ordinary Income Dividend	Total Distributions Paid*
Polen U.S. High Yield Fund	$205,853	$205,853
Polen Opportunistic High Yield Fund	13,936,725	13,936,725

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Temporary Differences
Polen U.S. High Yield Fund	$(20,281)	$3,885	$(798)	$—
Polen Opportunistic High Yield Fund	(35,704,015)	160,639	(12,654,396)	(245,627)
The tax character of distributions paid by the Funds during the year ended April 30, 2025, were as follows:
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of April 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Polen U.S. High Yield Fund	$2,442,382	$49,684	$(50,482)	$(798)
Polen Opportunistic High Yield Fund	307,463,530	3,306,722	(15,961,118)	(12,654,396)
25

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Funds did not have late year ordinary loss deferrals and capital loss deferrals.
Accumulated capital losses represent capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen U.S. High Yield Fund	$20,281	$—
Polen Opportunistic High Yield Fund	5,484,592	30,219,423
For the year ended April 30, 2025, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Polen U.S. High Yield Fund	$29,062
Polen Opportunistic High Yield Fund	1,427,680
6. Commitments and Contingencies
Some Funds may make commitments pursuant to bridge loan facilities. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of April 30, 2025, there were no outstanding bridge facility commitments.
Unfunded Loan Commitments — Certain Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of April 30, 2025, neither fund had any unfunded loan commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On April 29, 2025, the Board approved a plan to liquidate and terminate Polen U.S. High Yield Fund, which occurred on May 15, 2025.
Management has evaluated and has determined there are no additional subsequent events.
26

POLEN FIXED INCOME FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund (two of the funds constituting FundVantage Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Polen U.S. High Yield Fund	Statement of operations for the year ended April 30, 2025 and the statements of changes in net assets for each of the two years in the period ended April 30, 2025
Polen Opportunistic High Yield Fund	Statement of operations for the year ended April 30, 2025 and the statements of changes in net assets for the year ended April 30, 2025, the period beginning October 1, 2023 through April 30, 2024 and the year ended September 30, 2023
The financial statements of the Polen Opportunistic High Yield Fund, as of and for the year ended September 30, 2022 and the financial highlights for each of the periods ended on or prior to September 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 29, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, issuers and agent banks; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more investment companies managed by Polen Capital Management, LLC since 2011.
27

POLEN FIXED INCOME FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the year ended April 30, 2025, the following dividends and distributions were paid by the Funds:
	Ordinary Income	Long-Term Capital Gain
Polen U.S. High Yield Fund	$234,412	$—
Polen Opportunistic High Yield Fund	24,263,351	—
Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes. The Funds designated the following as long-term capital gains distributions during the year ended April 30, 2025:
Polen U.S. High Yield Fund	$0
Polen Opportunistic High Yield Fund	$0
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary income distributions paid during the year ended April 30, 2025 were designated as qualified dividend income:
Polen U.S. High Yield Fund	0.00%
Polen Opportunistic High Yield Fund	0.00%
The percentage of ordinary income dividends qualifying for corporate dividends received deduction for the Funds is as follows:
Polen U.S. High Yield Fund	0.00%
Polen Opportunistic High Yield Fund	0.00%
The percentage of ordinary income dividends qualifying for qualified interest income for the Funds is as follows:
Polen U.S. High Yield Fund	92.86%
Polen Opportunistic High Yield Fund	90.91%
The percentage of ordinary income distributions designated as qualified short-term gain pursuant to the American Jobs Creation Act of 2004 is as follows:
Polen U.S. High Yield Fund	0.00%
Polen Opportunistic High Yield Fund	0.00%
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.
28

POLEN FIXED INCOME FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-888-678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
29

POLEN FIXED INCOME FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at 1-888-678-6024.
30

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-0425

Polen Growth & Income Fund
of
FundVantage Trust
Institutional Class
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH & INCOME FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS† — 58.1%
Biotechnology — 1.6%
Novo Nordisk AS, Class B	1,629	$ 108,918
Credit Services — 8.1%
Adyen NV(a)*	86	139,166
Mastercard, Inc., Class A	378	207,167
Visa, Inc., Class A	595	205,573
		551,906
Diagnostics & Research — 2.3%
ICON PLC*	485	73,448
Thermo Fisher Scientific, Inc.	190	81,510
		154,958
Drug Manufacturers - Specialty & Generic — 1.8%
Zoetis, Inc.	766	119,802
Financial Data & Stock Exchanges — 2.3%
MSCI, Inc.	290	158,082
Household & Personal Products — 0.7%
L'Oreal SA	113	49,931
Information Technology Services — 1.8%
Accenture PLC, Class A	135	40,385
Globant SA*	724	85,121
		125,506
Insurance Brokers — 4.1%
Aon PLC, Class A	569	201,875
Willis Towers Watson PLC	262	80,644
		282,519
Internet Content & Information — 2.6%
Alphabet, Inc., Class C	1,110	178,588
Internet Retail — 5.7%
Amazon.com, Inc.*	1,588	292,859
MercadoLibre, Inc.*	42	97,896
		390,755
Medical Devices — 3.8%
Abbott Laboratories	1,322	172,852
IDEXX Laboratories, Inc.*	96	41,534
Siemens Healthineers AG(a)	774	41,724
		256,110
Real Estate Services — 1.6%
CoStar Group, Inc.*	1,473	109,252
Restaurants — 1.1%
Starbucks Corp.	926	74,126
Software Application — 14.3%
Adobe, Inc.*	346	129,743
Automatic Data Processing, Inc.	133	39,980
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Paycom Software, Inc.	903	$ 204,430
Sage Group PLC (The)	2,598	43,071
SAP SE	609	178,186
ServiceNow, Inc.*	62	59,211
Shopify, Inc., Class A*	2,109	200,355
Workday, Inc., Class A*	509	124,705
		979,681
Software Infrastructure — 5.2%
Microsoft Corp.	482	190,515
Oracle Corp.	1,148	161,547
		352,062
Travel Services — 1.1%
Airbnb, Inc., Class A*	601	73,274
TOTAL COMMON STOCKS (Cost $3,632,434)		3,965,470
	Par Value
CORPORATE BONDS† — 24.4%
Consumer Discretionary Products — 1.4%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 85,000	58,848
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	48,000	35,846
		94,694
Consumer Discretionary Services — 1.0%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	16,000	14,932
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	54,000	51,451
		66,383
Consumer Staple Products — 1.4%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	14,000	14,683
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	34,000	35,638
Post Holdings, Inc., 6.25%, 10/15/34(a)	14,000	13,895
Simmons Foods, Inc., 4.625%, 3/1/29(a)	30,000	27,936
		92,152

The accompanying notes are an integral part of the financial statements.
1

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Financial Services — 0.7%
EZCORP, Inc., 7.375%, 4/1/32(a)	$ 8,000	$ 8,393
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	42,000	42,215
		50,608
Health Care — 2.6%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	28,000	28,019
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	48,000	49,314
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	100,000	99,899
		177,232
Industrial Products — 4.8%
Chart Industries, Inc., 9.50%, 1/1/31(a)	41,000	43,759
EMRLD Borrower LP, 6.625%, 12/15/30(a)	26,000	26,398
Goat Holdco, LLC, 6.75%, 2/1/32(a)	14,000	13,699
Madison IAQ, LLC, 5.875%, 6/30/29(a)	73,000	69,200
SPX Flow, Inc., 8.75%, 4/1/30(a)	61,000	61,605
TransDigm, Inc., 6.875%, 12/15/30(a)	60,000	61,867
Wabash National Corp., 4.50%, 10/15/28(a)	54,000	48,091
		324,619
Industrial Services — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	6,000	5,860
Insurance — 1.9%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	14,000	14,894
HUB International Ltd., 5.625%, 12/1/29(a)	102,000	99,784
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	12,000	12,663
		127,341
Materials — 4.9%
ATI, Inc., 5.875%, 12/1/27	32,000	31,947
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	109,000	95,542
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	10,101
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	$ 28,000	$ 28,608
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	32,000	31,833
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	74,000	67,434
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	72,000	70,014
		335,479
Media — 2.0%
CCO Holdings, LLC, 4.50%, 5/1/32	26,000	23,092
CCO Holdings, LLC , 4.50%, 6/1/33(a)	26,000	22,642
CCO Holdings, LLC , 4.25%, 1/15/34(a)	26,000	21,920
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	34,000	35,232
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	36,000	35,703
		138,589
Oil & Gas — 1.0%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	33,000	33,415
Teine Energy Ltd., 6.875%, 4/15/29(a)	34,000	32,332
		65,747
Retail & Wholesale - Discretionary — 0.9%
Patrick Industries, Inc., 6.375%, 11/1/32(a)	44,000	42,761
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	20,000	20,625
		63,386
Retail & Wholesale - Staples — 0.4%
US Foods, Inc., 4.625%, 6/1/30(a)	31,000	29,552
Software & Technology Services — 1.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	96,000	91,840
TOTAL CORPORATE BONDS (Cost $1,673,953)		1,663,482

The accompanying notes are an integral part of the financial statements.
2

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
SENIOR LOANS†(b) — 16.3%
Consumer Discretionary Products — 0.6%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.186% (SOFR +386 bps), 10/4/28	$ 5,954	$ 5,513
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.561% (SOFR +426 bps), 6/1/28	9,974	9,294
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.436% (SOFR +511 bps), 1/31/28	19,800	18,909
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32	8,000	7,710
		41,426
Consumer Discretionary Services — 1.0%
ATG Entertainment Ltd., 2025 First Lien Term Loan B, 4/17/32(c)	14,000	14,018
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.280% - 8.315% (SOFR +400 bps), 8/11/28	53,410	53,250
		67,268
Financial Services — 0.1%
Nexus Buyer, LLC, Second Lien Term Loan, 10.672% (SOFR +635 bps), 11/5/29	7,000	6,923
Health Care — 4.2%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.163% (SOFR +385 bps), 7/17/28	77,166	75,913
CVET Midco 2 LP, Initial Term Loan, 9.299% (SOFR +500 bps), 10/13/29(c)	80,420	75,808
Heartland Dental, LLC, 2024 New Term Loans, 8.822% (SOFR +450 bps), 4/28/28	27,929	27,673
Performance Health Holdings, Inc., Initial Term Loan, 7.95% (SOFR +375 bps), 3/19/32	42,000	41,685
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Sharp Services, LLC, Tranche D Term Loan, 7.549% (SOFR +325 bps), 12/31/28	$ 21,685	$ 21,617
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.041% (SOFR +476 bps), 4/17/28	41,382	40,865
		283,561
Industrial Products — 1.2%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.561% (SOFR +626 bps), 5/21/29	56,000	55,370
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.061% (SOFR +676 bps), 5/21/29	10,000	9,875
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.574% (SOFR +425 bps), 12/2/31	14,000	13,510
		78,755
Industrial Services — 1.0%
Infinite Bidco, LLC, First Lien Term Loan, 8.291% (SOFR +401 bps), 3/2/28	55,515	50,518
Protective Industrial Products, Inc., Term Loan, 1/17/32(c)	18,000	17,289
		67,807
Insurance — 1.1%
Asurion, LLC, New B-4 Term Loan, 9.686% (SOFR +536 bps), 1/20/29	81,000	74,621
Materials — 1.6%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.422% (SOFR +410 bps), 11/24/27	13,597	13,333
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.172% (SOFR +785 bps), 11/24/28	54,000	50,787

The accompanying notes are an integral part of the financial statements.
3

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.322% (SOFR +400 bps), 2/20/32	$ 22,000	$ 20,515
LABL, Inc., Initial Dollar Term Loan, 9.422% (SOFR +510 bps), 10/29/28	29,831	25,838
		110,473
Media — 2.2%
Arches Buyer, Inc., Refinancing Term Loan, 7.672% (SOFR +335 bps), 12/6/27	29,433	28,885
Auction.com, LLC, Term Loan, 10.252% (SOFR +300 bps), 5/26/28(c)	50,315	45,944
MH Sub I, LLC, Second Lien Term Loan, 10.572% (SOFR +625 bps), 2/23/29	86,000	77,170
		151,999
Retail & Wholesale - Discretionary — 1.1%
Foundation Building Materials, Inc., Term Loan, 1/29/31(c)	16,000	14,900
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.049% (SOFR +475 bps), 4/2/29	25,735	24,915
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.822% (SOFR +250 bps), 1/30/31	38,599	38,127
		77,942
Software & Technology Services — 1.8%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	32,000	31,680
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.295% (SOFR +400 bps), 12/9/31	12,000	12,000
Ellucian Holding, Inc., Second Lien Term Loan, 9.072% (SOFR +475 bps), 11/15/32	6,000	6,022
Kaseya, Inc., Initial Term Loan, 9.322% (SOFR +500 bps), 3/5/33	28,000	27,452
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.072% (SOFR +375 bps), 5/12/28	$ 41,554	$ 40,972
Starlight Parent, LLC, Term Loan, 8.261% (SOFR +400 bps), 4/16/32	8,000	7,743
		125,869
Technology Hardware & Semiconductors — 0.4%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.962% (SOFR +560 bps), 2/1/30	28,000	26,653
TOTAL SENIOR LOANS (Cost $1,137,339)		1,113,297

TOTAL INVESTMENTS - 98.8% (Cost $6,443,726)		6,742,249
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		84,661
NET ASSETS - 100.0%		$6,826,910

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $1,789,333 or 26.21% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted. The liquidity determination is unaudited.
(b)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(c)	All or a portion of this Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.
4

POLEN GROWTH & INCOME FUND
Statement of Assets and Liabilities
April 30, 2025
Assets
Investments, at value (Cost $6,443,726)	$6,742,249
Cash and cash equivalents	144,039
Receivables:
Dividends and interest	34,321
Investment adviser	9,996
Prepaid expenses and other assets	84
Total Assets	6,930,689
Liabilities
Payables:
Investments purchased	61,988
Audit fees	25,239
Shareholder reporting fees	10,521
Administration and accounting fees	784
Due to custodian	34
Accrued expenses	5,213
Total Liabilities	103,779
Contingencies and Commitments (Notes 2 and 6)	—
Net Assets	$6,826,910
Net Assets Consisted of:
Capital stock, $0.01 par value	$6,227
Paid-in capital	6,358,181
Total distributable earnings	462,502
Net Assets	$6,826,910
Institutional Class:
Net assets	$6,826,910
Shares outstanding	622,679
Net asset value, offering and redemption price per share	$10.96
The accompanying notes are an integral part of the financial statements.
5

POLEN GROWTH & INCOME FUND
Statement of Operations
For the Year Ended April 30, 2025
Investment income
Interest	$233,526
Dividends	27,767
Less: foreign taxes withheld	(1,278)
Total investment income	260,015
Expenses
Advisory fees(Note 2)	41,446
Shareholder reporting fees	33,926
Audit fees	25,561
Transfer agent fees(Note 2)	20,782
Offering costs	14,727
Legal fees	9,410
Administration and accounting fees(Note 2)	6,066
Trustees’ and officers’ fees(Note 2)	1,751
Custodian fees(Note 2)	1,655
Other expenses	5,336
Total expenses before waivers and reimbursements	160,660
Less: waivers and reimbursements(Note 2)	(108,817)
Net expenses after waivers and reimbursements	51,843
Net investment income	208,172
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	214,237
Net realized loss from foreign currency transactions	(214)
Net change in unrealized depreciation on investments	(102,980)
Net change in unrealized appreciation on foreign currency translations	36
Net realized and unrealized gain on investments	111,079
Net increase in net assets resulting from operations	$319,251
The accompanying notes are an integral part of the financial statements.
6

POLEN GROWTH & INCOME FUND
Statements of Changes in Net Assets
	For the Year Ended April 30, 2025	For the Period from October 2, 2023* to April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$208,172	$93,022
Net realized gains from investments and foreign currency transactions	214,023	13,144
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(102,944)	401,493
Net increase in net assets resulting from operations	319,251	507,659
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(292,315)	(72,093)
Net decrease in net assets from dividends and distributions to shareholders	(292,315)	(72,093)
Increase in net assets derived from capital share transactions (Note 4)	292,315	6,072,093
Total increase in net assets	319,251	6,507,659
Net assets
Beginning of year/period	6,507,659	—
End of year/period	$6,826,910	$6,507,659

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
The accompanying notes are an integral part of the financial statements.
7

POLEN GROWTH & INCOME FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2025	For the Period from October 2, 2023* to April 30, 2024
Per Share Operating Performance
Net asset value, beginning of year/period	$10.90	$10.00
Net investment income(1)	0.34	0.18
Net realized and unrealized gain on investments	0.20	0.85
Total from investment operations	0.54	1.03
Dividends and distributions to shareholders from:
Net investment income	(0.35)	(0.13)
Net realized capital gains	(0.13)	—
Total dividends and distributions to shareholders	(0.48)	(0.13)
Net asset value, end of year/period	$10.96	$10.90
Total investment return(2)	4.87%	10.33%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$6,827	$6,508
Ratio of expenses to average net assets	0.75%	0.75%(3)(4)
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	2.33%	2.90%(3)(4)
Ratio of net investment income to average net assets	3.01%	2.82%(3)
Portfolio turnover rate	43%	22%(6)

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Offering costs were not annualized in the calculation of the ratios.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
8

POLEN GROWTH & INCOME FUND
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Polen Growth & Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on October 2, 2023. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Institutional Class shares. Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC (“Polen Credit” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. In exchange for its services to the Fund, the Sub-Adviser is paid a fee by the Adviser.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification System or Global Industry Classification Standard, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
9

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$108,918	$—	$108,918	$—
Credit Services	551,906	412,740	139,166	—
Diagnostics & Research	154,958	154,958	—	—
Drug Manufacturers - Specialty & Generic	119,802	119,802	—	—
Financial Data & Stock Exchanges	158,082	158,082	—	—
Household & Personal Products	49,931	—	49,931	—
Information Technology Services	125,506	125,506	—	—
Insurance Brokers	282,519	282,519	—	—
Internet Content & Information	178,588	178,588	—	—
Internet Retail	390,755	390,755	—	—
Medical Devices	256,110	214,386	41,724	—
Real Estate Services	109,252	109,252	—	—
Restaurants	74,126	74,126	—	—
10

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Software Application	$979,681	$758,424	$221,257	$—
Software Infrastructure	352,062	352,062	—	—
Travel Services	73,274	73,274	—	—
Corporate Bonds*	1,663,482	—	1,663,482	—
Senior Loans*	1,113,297	—	1,113,297	—
Total Assets	$6,742,249	$3,404,474	$3,337,775	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the year ended April 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the
11

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2025, offering cost have been fully amortized.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
12

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
Recent Accounting Pronouncement — The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser, the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its private placement memorandum, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total annual fund operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of April 30, 2025, the amount of potential recovery was as follows:
04/30/2027	04/30/2028	Total
$79,433	$108,817	$188,250
For the period ended April 30, 2025, the Adviser earned advisory fees of $41,446 and waived and/or reimbursed fees of $108,817.
The Fund has not recorded a commitment or contingent liability at April 30, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
13

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the year ended April 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$3,230,071	$2,873,610
The Fund is permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2025, the Fund did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
For the year ended April 30, 2025 and from October 2, 2023, commencement of operations, to April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Period Ended April 30, 2024
	Shares	Amount	Shares	Amount
Institutional Class
Sales	—	$—	590,461	$6,000,000
Reinvestments	25,648	292,315	6,570	72,093
Redemptions	—	—	—	—
Net increase	25,648	$292,315	597,031	$6,072,093

Significant Shareholders
As of April 30, 2025, the Fund had shareholders that held 10% or more of the total outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.
Affiliated Shareholders	98%
14

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
April 30, 2025
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. For the year ended April 30, 2025, there were reclassifications between components of total distributable earnings. These permanent differences are primarily attributable to reclassification of foreign currency from capital gains to ordinary income.
For the year ended April 30, 2025, the tax character of distributions paid by the Fund was $280,913 of ordinary income dividends and $11,402 of long-term capital gains dividends. For the period ended April 30, 2024, the tax character of distributions paid by the Fund was $72,093 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
Polen Growth & Income Fund	$34,495	$129,458	$298,549

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of April 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$6,443,726	$672,970	$(374,421)	$298,549
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Fund had no post October capital loss deferrals or late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Fund did not have any capital loss carryforwards.
15

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Concluded)
April 30, 2025
6. Commitments and Contingencies
The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of April 30, 2025, there were no outstanding bridge facility commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On June 17, 2025, the Board approved a plan to liquidate and terminate the Fund, which will occur on or about July 31, 2025.
Management has evaluated and has determined, there are no additional subsequent events.
16

POLEN GROWTH & INCOME FUND
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Polen Growth & Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Polen Growth & Income Fund (one of the funds constituting FundVantage Trust, hereafter referred to as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025 and the statement of changes in net assets and the financial highlights for the year ended April 30, 2025 and for the period October 2, 2023 (commencement of operations) through April 30, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year ended April 30, 2025, and the changes in its net assets and the financial highlights for the year ended April 30, 2025 and for the period October 2, 2023 (commencement of operations) through April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, agent banks and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more Polen Capital Management, LLC investment companies since 2011.
17

POLEN GROWTH & INCOME FUND
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2025, the Fund paid $280,913 of ordinary income dividends and $11,402 of long-term capital gains dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The Fund designates 10.37% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 5.58%
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations received is 84.68%
The Fund designated $140,860, as long-term capital gains distributions during the year ended April 30, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.
18

POLEN GROWTH & INCOME FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
19

POLEN GROWTH & INCOME FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 678-6024.
20

Investment Adviser
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Investment Sub-Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PGI-0425

Polen Floating Rate Income ETF PCFI
Polen High Income ETF PCHI
of
FundVantage Trust
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
April 30, 2025
	Par Value	Value
SENIOR LOANS† — 87.5%
Consumer Discretionary Products — 8.1%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.186% (SOFR +386 bps), 10/4/28(a)	$126,651	$ 117,263
DexKo Global, Inc., 2023 Incremental Term Loans, 8.572% (SOFR +425 bps), 10/4/28(a)	44,363	41,202
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.561% (SOFR +426 bps), 6/1/28(a)	69,819	65,058
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 9.949% (SOFR +565 bps), 6/1/29(a)	92,930	86,425
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.436% (SOFR +511 bps), 1/31/28(a)	163,350	156,000
Varsity Brands, Inc., 2025 Term Loan, 7.819% (SOFR +350 bps), 8/26/31(a)	205,000	201,990
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(a)	55,000	53,006
		720,944
Consumer Discretionary Services — 3.8%
International Entertainment JJCo3 Ltd., Facility B (USD) Loan (SOFR +375 bps), 4/19/32(a)	115,000	115,144
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans 8.280% - 8.3081% (SOFR +400 bps), 8/11/28(a)(b)	222,659	221,991
		337,135
Consumer Staple Products — 1.0%
Fiesta Purchaser, Inc., Term Loan B (2024), 7.572% (SOFR +325 bps), 2/12/31(a)	89,077	88,455
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — 1.2%
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.822% (SOFR +350 bps), 7/31/31(a)	$ 84,076	$ 83,942
Nexus Buyer, LLC, Second Lien Term Loan, 10.672% (SOFR +635 bps), 11/5/29(a)	25,000	24,724
		108,666
Health Care — 14.9%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.163% (SOFR +385 bps), 7/17/28(a)	222,955	219,333
Aveanna Healthcare, LLC, Initial Term Loan, 11.463% (SOFR +715 bps), 12/10/29(a)	120,000	114,000
CVET Midco 2 LP, Initial Term Loan, 9.299% (SOFR +500 bps), 10/13/29(a)	212,166	200,000
EyeCare Partners, LLC, Tranche B Term Loan, 8.837% (SOFR +471 bps), 11/30/28(a)	144,983	112,664
EyeCare Partners, LLC, Tranche C Term Loan, 10.977% (SOFR +685 bps), 11/30/28(a)(c)	7,594	2,031
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11.458% (SOFR +718 bps), 11/15/29(a)	20,000	5,700
Heartland Dental, LLC, 2024 New Term Loans, 8.822% (SOFR +450 bps), 4/28/28(a)	168,175	166,631
Performance Health Holdings, Inc., Initial Term Loan, 7.95% (SOFR +375 bps), 3/19/32(a)	245,000	243,163
Sharp Services, LLC, Tranche D Term Loan, 7.549% (SOFR +325 bps), 12/31/28(a)	62,042	61,848
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.041% (SOFR +476 bps), 4/17/28(a)	202,039	199,513
		1,324,883
Industrial Products — 5.2%
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.311% (SOFR +375 bps), 5/19/28(a)	63,644	63,572

The accompanying notes are an integral part of the financial statements.
1

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.561% (SOFR +626 bps), 5/21/29(a)	$ 40,000	$ 39,550
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.061% (SOFR +676 bps), 5/21/29(a)	185,000	182,688
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.569% (SOFR +425 bps), 12/2/31(a)	185,000	178,525
		464,335
Industrial Services — 10.3%
DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 3/31/28(a)(b)	174,548	174,417
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 3/30/29(a)(b)	155,000	150,737
Infinite Bidco, LLC, First Lien Term Loan, 8.291% (SOFR +401 bps), 3/2/28(a)	133,049	121,075
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.541% (SOFR +726 bps), 3/2/29(a)	105,000	87,708
Protective Industrial Products, Inc., Term Loan, 1/17/32(a)(b)	125,000	120,063
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.689% (SOFR +436 bps), 7/7/28(a)	187,099	167,844
Vista Management Holding, Inc., Initial Term Loan, 3/18/31(a)(b)	90,000	89,775
		911,619
Insurance — 2.9%
Asurion, LLC, New B-4 Term Loan, 9.686% (SOFR +536 bps), 1/20/29(a)	275,000	253,344
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 9.7%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.422% (SOFR +410 bps), 12/6/27(a)	$ 46,453	$ 45,553
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.172% (SOFR +785 bps), 11/24/28(a)	210,000	197,505
Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.497% (SOFR +318 bps), 4/13/29(a)	36,154	35,948
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 7.822% (SOFR +350 bps), 10/2/28(a)	178,865	176,909
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.322% (SOFR +400 bps), 2/20/32(a)	185,000	172,513
LABL, Inc., Initial Dollar Term Loan, 9.422% (SOFR +510 bps), 10/29/28(a)	133,006	115,203
Oscar AcquisitionCo, LLC, Term B Loan, 8.549% (SOFR +425 bps), 4/29/29(a)	127,207	121,999
		865,630
Media — 11.2%
Arches Buyer, Inc., Refinancing Term Loan, 7.672% (SOFR +335 bps), 12/6/27(a)	246,244	241,657
Auction.com, LLC, Term Loan 10.252% (SOFR + 600 bps), 5/26/28(a)	348,574	318,292
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.436% (SOFR +411 bps), 8/21/28(a)	138,790	135,008
MH Sub I, LLC, Second Lien Term Loan, 10.572% (SOFR +625 bps), 2/23/29(a)	335,000	300,602
		995,559
Retail & Wholesale - Discretionary — 4.7%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1/29/31(a)(b)	25,000	23,281

The accompanying notes are an integral part of the financial statements.
2

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Foundation Building Materials, Inc., 2024 Incremental Term Loan, 8.28% (SOFR +400 bps), 1/29/31(a)	$163,111	$ 150,790
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental TL, 7.313% (SOFR +300 bps), 5/4/28(a)	14,123	13,971
Sweetwater Borrower, LLC, Initial Term Loan, 8.686% (SOFR +436 bps), 8/7/28(a)	45,347	43,874
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.049% (SOFR +475 bps), 4/2/29(a)	123,248	119,320
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.822% (SOFR +250 bps), 1/30/31(a)	45,701	45,142
White Cap Buyer, LLC, Tranche C Term Loan, 7.575% (SOFR +325 bps), 10/19/29(a)	19,950	19,496
		415,874
Software & Technology Services — 9.4%
Azalea TopCo, Inc., 2024 Refinancing Term Loan, 7.572% (SOFR +325 bps), 4/30/31(a)	44,375	44,166
Cloudera, Inc., Second Lien Term Loan, 10.422% (SOFR +610 bps), 10/8/29(a)	55,000	51,929
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	90,000	89,100
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.295% (SOFR +400 bps), 12/9/31(a)	85,000	85,000
Connectwise, LLC, Initial Term Loan, 8.061% (SOFR +376 bps), 9/29/28(a)	89,193	89,156
DTI Holdco, Inc., 2025 Refinancing Term Loan, 8.322% (SOFR +400 bps), 4/26/29(a)	35,000	34,502
Kaseya, Inc., Initial Term Loan, 9.322% (SOFR +500 bps), 3/5/33(a)	165,000	161,769
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.072% (SOFR +375 bps), 5/12/28(a)	$146,997	$ 144,941
Starlight Parent, LLC, Term Loan, 4/16/32(a)(b)	135,000	130,655
		831,218
Technology Hardware & Semiconductors — 2.6%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(a)	240,000	228,450
Telecommunications — 0.8%
CCI Buyer, Inc., First Lien Initial Term Loan, 8.299% (SOFR +400 bps), 12/17/27(a)	67,786	67,897
Utilities — 1.7%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 8.049% (SOFR +375 bps), 5/1/31(a)	155,000	151,901
TOTAL SENIOR LOANS (Cost $7,898,549)		7,765,910
CORPORATE BONDS† — 13.4%
Consumer Discretionary Products — 1.9%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	145,000	100,388
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	95,000	70,946
		171,334
Consumer Discretionary Services — 0.8%
Scientific Games Holdings LP, 6.625%, 3/1/30(d)	75,000	71,460
Consumer Staple Products — 0.8%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(d)	65,000	68,131
Health Care — 2.1%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(d)	185,000	184,813
Materials — 5.2%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	290,000	254,193

The accompanying notes are an integral part of the financial statements.
3

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(d)	$200,000	$ 182,253
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(d)	25,000	24,311
		460,757
Software & Technology Services — 2.6%
AthenaHealth Group, Inc., 6.50%, 2/15/30(d)	240,000	229,601
TOTAL CORPORATE BONDS (Cost $1,266,921)		1,186,096
	Number of Shares
SHORT-TERM INVESTMENT — 8.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(e)	721,359	721,359

TOTAL SHORT-TERM INVESTMENT (Cost $721,359)		721,359

TOTAL INVESTMENTS - 109.0% (Cost $9,886,829)		9,673,365
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%		(797,012)
NET ASSETS - 100.0%		$8,876,353

(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	All or a portion of this Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Security is deemed illiquid at April 30, 2025.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $1,186,096 or 13.36% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted. The liquidity determination is unaudited.
(e)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
4

POLEN HIGH INCOME ETF
Portfolio of Investments
April 30, 2025
	Par Value	Value
CORPORATE BONDS† — 73.2%
Consumer Discretionary Products — 3.7%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$ 65,000	$ 64,063
Amer Sports Co., 6.75%, 2/16/31(a)	95,000	96,211
Champ Acquisition Corp., 8.375%, 12/1/31(a)	60,000	63,359
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	70,000	48,463
Masterbrand, Inc., 7.00%, 7/15/32(a)	65,000	65,136
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	145,000	108,287
Thor Industries, Inc., 4.00%, 10/15/29(a)	30,000	27,023
		472,542
Consumer Discretionary Services — 9.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(a)	50,000	48,456
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(a)	85,000	77,464
Boyd Gaming Corp., 4.75%, 6/15/31(a)	175,000	163,321
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	95,000	95,584
Cedar Fair LP, 5.25%, 7/15/29	50,000	47,592
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	115,000	100,984
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	115,000	122,010
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	240,000	228,672
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	40,000	40,568
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	50,000	50,483
Station Casinos, LLC, 4.625%, 12/1/31(a)	75,000	67,810
Station Casinos, LLC, 6.625%, 3/15/32(a)	75,000	74,604
Yum! Brands, Inc., 5.375%, 4/1/32	75,000	73,773
		1,191,321
Consumer Staple Products — 3.2%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	135,000	141,582
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	50,000	52,408
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
Post Holdings, Inc., 6.25%, 10/15/34(a)	$ 95,000	$ 94,288
Simmons Foods, Inc., 4.625%, 3/1/29(a)	135,000	125,713
		413,991
Financial Services — 4.2%
EZCORP, Inc., 7.375%, 4/1/32(a)	75,000	78,689
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	200,000	201,023
Jane Street Group / JSG Finance, Inc., 7.125%, 4/30/31(a)	95,000	98,039
VFH Parent, LLC, 7.50%, 6/15/31(a)	95,000	97,610
WEX, Inc., 6.50%, 3/15/33(a)	75,000	73,003
		548,364
Health Care — 9.8%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	220,000	220,144
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(a)	190,000	194,890
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	65,000	64,543
Option Care Health, Inc., 4.375%, 10/31/29(a)	175,000	165,391
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	75,000	72,406
Select Medical Corp., 6.25%, 12/1/32(a)	95,000	94,296
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	75,000	77,053
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	190,000	189,808
Tenet Healthcare Corp., 6.125%, 10/1/28	190,000	189,906
		1,268,437
Industrial Products — 9.5%
ATS Corp., 4.125%, 12/15/28(a)	50,000	46,438
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	75,000	76,650
Chart Industries, Inc., 7.50%, 1/1/30(a)	65,000	67,518
Chart Industries, Inc., 9.50%, 1/1/31(a)	60,000	64,037
EMRLD Borrower LP, 6.625%, 12/15/30(a)	95,000	96,455

5

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 7/15/31(a)	$ 125,000	$ 127,325
Esab Corp., 6.25%, 4/15/29(a)	40,000	40,594
Goat Holdco, LLC, 6.75%, 2/1/32(a)	95,000	92,959
Madison IAQ, LLC, 5.875%, 6/30/29(a)	220,000	208,548
SPX Flow, Inc., 8.75%, 4/1/30(a)	60,000	60,595
TransDigm, Inc., 6.75%, 8/15/28(a)	60,000	61,286
TransDigm, Inc., 6.875%, 12/15/30(a)	95,000	97,956
TransDigm, Inc., 6.625%, 3/1/32(a)	95,000	97,433
Wabash National Corp., 4.50%, 10/15/28(a)	105,000	93,510
		1,231,304
Industrial Services — 1.0%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	50,000	47,939
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	60,000	53,841
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	35,000	34,184
		135,964
Insurance — 3.3%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	125,000	126,290
HUB International Ltd., 7.375%, 1/31/32(a)	165,000	170,175
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	65,000	68,591
Panther Escrow Issuer, LLC, 7.125%, 6/1/31(a)	65,000	66,653
		431,709
Materials — 10.5%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	65,000	67,033
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	125,000	129,548
ATI, Inc., 5.125%, 10/1/31	135,000	127,664
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	155,000	135,862
Century Aluminum Co., 7.50%, 4/1/28(a)	130,000	131,313
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(a)	50,000	50,865
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	$ 95,000	$ 97,063
Ingevity Corp., 3.875%, 11/1/28(a)	75,000	69,256
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	65,000	64,662
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	80,000	72,901
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	95,000	95,705
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	95,000	95,452
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	165,000	160,450
TriMas Corp., 4.125%, 4/15/29(a)	65,000	60,748
		1,358,522
Media — 5.8%
CCO Holdings, LLC, 4.75%, 3/1/30(a)	65,000	61,355
CCO Holdings, LLC, 4.50%, 5/1/32	75,000	66,666
CCO Holdings, LLC , 4.50%, 6/1/33(a)	75,000	65,315
CCO Holdings, LLC , 4.25%, 1/15/34(a)	75,000	63,231
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	200,000	200,298
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	135,000	133,886
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	95,000	97,040
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	30,000	27,770
Outfront Media Capital, LLC / Outfront Media Capital Corp., 7.375%, 2/15/31(a)	35,000	36,680
		752,241
Oil & Gas — 2.5%
Archrock Partners LP, 6.625%, 9/1/32(a)	75,000	74,628
Harvest Midstream I LP, 7.50%, 9/1/28(a)	95,000	96,194
Parkland Corp., 4.625%, 5/1/30(a)	65,000	61,262
Teine Energy Ltd., 6.875%, 4/15/29(a)	95,000	90,339
		322,423

6

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Retail & Wholesale - Discretionary — 3.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	$ 30,000	$ 27,089
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	35,000	32,329
Patrick Industries, Inc., 6.375%, 11/1/32(a)	95,000	92,324
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	250,000	257,814
		409,556
Retail & Wholesale - Staples — 1.7%
US Foods, Inc., 4.625%, 6/1/30(a)	135,000	128,693
US Foods, Inc., 7.25%, 1/15/32(a)	85,000	88,999
		217,692
Software & Technology Services — 4.7%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	250,000	239,168
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	90,000	90,144
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	75,000	76,184
UKG, Inc., 6.875%, 2/1/31(a)	195,000	200,745
		606,241
Technology Hardware & Semiconductors — 0.9%
Coherent Corp., 5.00%, 12/15/29(a)	65,000	62,270
Zebra Technologies Corp., 6.50%, 6/1/32(a)	50,000	50,337
		112,607
TOTAL CORPORATE BONDS (Cost $9,491,377)		9,472,914
SENIOR LOANS† — 13.2%
Consumer Discretionary Products — 1.0%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.572% (SOFR +425 bps), 10/4/28(b)	14,962	13,896
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.561% (SOFR +426 bps), 6/1/28(b)(c)	64,935	60,507
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Products — (Continued)
RealTruck Goup, Inc., Initial Term Loan, 7.936% (SOFR +361 bps), 1/31/28(b)	$ 39,896	$ 37,322
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(b)	15,000	14,456
		126,181
Consumer Discretionary Services — 0.6%
Kuehg Corp., Term Loan, 6/12/30(b)(c)	49,938	49,831
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans 8.280% - 8.308% (SOFR +400 bps), 8/11/28(b)	24,937	24,862
		74,693
Health Care — 3.3%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 7/17/28(b)(c)	134,871	132,680
CVET Midco 2 LP, Initial Term Loan, 10/13/29(b)(c)	134,898	127,163
Heartland Dental, LLC, 2024 New Term Loans, 4/28/28(b)(c)	74,899	74,211
Sharp Services, LLC, Tranche D Term Loan, 7.549% (SOFR +325 bps), 12/31/28(b)(c)	94,875	94,578
		428,632
Industrial Products — 0.4%
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 12/2/31(b)(c)	50,000	48,250
Industrial Services — 1.1%
Infinite Bidco, LLC, First Lien Term Loan, 8.291% (SOFR +401 bps), 3/2/28(b)(c)	104,936	95,492
Protective Industrial Products, Inc., Term Loan, 1/17/32(b)(c)	50,000	48,025
		143,517
Insurance — 0.6%
Asurion, LLC, New B-4 Term Loan, 1/20/29(b)(c)	90,000	82,913

7

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2025
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 0.8%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.422% (SOFR +410 bps), 11/24/27(b)(c)	$ 49,935	$ 48,968
HP PHRG Borrower, LLC, Closing Date Term Loan, 2/20/32(b)(c)	15,000	13,987
LABL, Inc., Initial Dollar Term Loan, 9.422% (SOFR +510 bps), 10/29/28(b)	29,923	25,918
Oscar AcquisitionCo, LLC, Term B Loan, 8.549% (SOFR +425 bps), 4/29/29(b)	24,936	23,915
		112,788
Media — 1.8%
Arches Buyer, Inc., Refinancing Term Loan, 12/6/27(b)(c)	39,896	39,153
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8/21/28(b)(c)	50,000	48,637
MH Sub I, LLC, Second Lien Term Loan, 2/23/29(b)(c)	55,000	49,353
MH Sub I, LLC, 2024 December New Term Loans, 8.572% (SOFR +425 bps), 12/31/31(b)(c)	104,963	92,357
		229,500
Retail & Wholesale - Discretionary — 0.4%
White Cap Buyer, LLC, Tranche C Term Loan, 7.575% (SOFR +325 bps), 10/19/29(b)(c)	50,000	48,862
Software & Technology Services — 2.8%
Azalea TopCo, Inc., 2024 Refinancing Term Loan, 7.572% (SOFR +325 bps), 4/30/31(b)(c)	29,962	29,821
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31(c)	170,000	168,300
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.295% (SOFR +400 bps), 12/9/31(b)	40,000	40,000
Ellucian Holding, Inc., Second Lien Term Loan, 9.072% (SOFR +475 bps), 11/15/32(b)(c)	30,000	30,113
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Kaseya, Inc., Initial Term Loan, 9.322% (SOFR +500 bps), 3/5/33(b)	$ 35,000	$ 34,315
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.072% (SOFR +375 bps), 5/12/28(b)(c)	29,963	29,543
Starlight Parent, LLC, Term Loan, 4/16/32(b)(c)	30,000	29,034
		361,126
Utilities — 0.4%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 5/1/31(b)(c)	50,000	49,000
TOTAL SENIOR LOANS (Cost $1,716,888)		1,705,462
	Number of Shares
SHORT-TERM INVESTMENT — 25.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)	3,270,598	3,270,598

TOTAL SHORT-TERM INVESTMENT (Cost $3,270,598)		3,270,598

TOTAL INVESTMENTS - 111.7% (Cost $14,478,863)		14,448,974
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%		(1,507,924)
NET ASSETS - 100.0%		$12,941,050

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2025, these securities amounted to $8,967,313 or 69.29% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.The liquidity determination is unaudited.
(b)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.

8

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
April 30, 2025
(c)	All or a portion of this Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Rate disclosed is the 7-day yield at April 30, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.
9

POLEN ETF FUNDS
Statements of Assets and Liabilities
April 30, 2025
	Polen Floating Rate Income ETF+	Polen High Income ETF
Assets
Investments, at value*	$9,673,365	$14,448,974
Cash and cash equivalents	27,270	53
Due from broker	413	—
Receivables:
Investments sold	97,166	—
Dividends and interest	52,628	148,074
Total Assets	9,850,842	14,597,101
Liabilities
Payables:
Investments purchased	862,961	1,616,636
Distributions to shareholders	80,473	36,561
Investment adviser	3,576	2,854
Accrued expenses	27,479	—
Total Liabilities	974,489	1,656,051
Contingencies and Commitments (Note 2)	N/A	N/A
Net Assets	$8,876,353	$12,941,050
Net Assets Consisted of:
Paid-in capital	$9,200,467	$12,965,971
Total distributable earnings/(loss)	(324,114)	(24,921)
Net Assets	$8,876,353	$12,941,050
Shares outstanding, no par value, unlimited shares authorized	362,377	520,000
Net Asset Value	$24.49	$24.89
* Investments, at cost	$9,886,829	$14,478,863

+	The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”) in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund’s Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note 1).
The accompanying notes are an integral part of the financial statements.
10

POLEN ETF FUNDS
Statements of Operations
For the Period/Year Ended April 30, 2025
	Polen Floating Rate Income ETF*	Polen High Income ETF†
Investment income
Interest	$910,019	$40,163
Dividends	1,204	6,667
Total investment income	911,223	46,830
Expenses
Advisory fees(Note 2)	57,988	3,994
Registration and filing fees	23,616	—
Audit fees	20,245	—
Transfer agent fees(Note 2)	19,001	—
Shareholder servicing fees	16,927	—
Legal fees	4,610	—
Custodian fees(Note 2)	3,534	—
Administration and accounting fees(Note 2)	3,087	—
Trustees’ and officers’ fees(Note 2)	1,764	—
Other expenses	7,647	—
Total expenses before waivers and/or reimbursements	158,419	3,994
Less: waivers and/or reimbursements(Note 2)	(93,629)	(634)
Net expenses after waivers and/or reimbursements	64,790	3,360
Net investment income	846,433	43,470
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(65,724)	33
Net change in unrealized depreciation on investments	(376,322)	(29,889)
Net realized and unrealized loss on investments	(442,046)	(29,856)
Net increase in net assets resulting from operations	$404,387	$13,614

*	The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”) in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note 1).
†	The Polen High Income ETF commenced operations on March 25, 2025.
The accompanying notes are an integral part of the financial statements.
11

POLEN ETF FUNDS
Statements of Changes in Net Assets
	Polen Floating Rate Income ETF
	For the Year Ended April 30, 2025*	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$846,433	$828,725
Net realized gains/(losses) from investments	(65,724)	40,885
Net change in unrealized appreciation/(depreciation) on investments	(376,322)	144,792
Net increase in net assets resulting from operations	404,387	1,014,402
Less dividends and distributions to shareholders from:
Distributable earnings(a)	(936,755)	(839,238)
Increase in net assets derived from capital share transactions (Note 4)	230,410	1,278,126
Total increase/(decrease) in net assets	(301,958)	1,453,290
Net assets
Beginning of year	9,178,311	7,725,021
End of year	$8,876,353	$9,178,311

*	The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”) in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note 1).
(a)	Includes dividends and distributions to shareholders from distributed earnings of $800,973 from the Institutional Class of the Predecessor Fund up to the date of the reorganization that took place after the close of business on March 21, 2025. Dividends and distributions to shareholders from distributed earnings from the Polen Floating Rate Income ETF totaled $135,782. (See Note 1).
The accompanying notes are an integral part of the financial statements.
12

POLEN ETF FUNDS
Statements of Changes in Net Assets (Concluded)
Polen High Income ETF†
For the period ended to April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$43,470
Net realized gains from investments	33
Net change in unrealized depreciation on investments	(29,889)
Net increase in net assets resulting from operations	13,614
Less dividends and distributions to shareholders from:
Distributable earnings	(38,535)
Increase in net assets derived from capital share transactions (Note 4)	12,965,971
Total increase in net assets	12,941,050
Net assets
Beginning of period	—
End of period	$12,941,050

†	The Polen High Income ETF commenced operations on March 25, 2025.
The accompanying notes are an integral part of the financial statements.
13

POLEN ETF FUNDS
POLEN FLOATING RATE INCOME ETF*
Financial Highlights

Contained below is per share operating performance data for the Polen Floating Rate Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Year Ended April 30, 2025(1)	For the Year Ended April 30, 2024(1)	For the Period Ended April 30, 2023(1)
Per Share Operating Performance
Net asset value, beginning of year/period	$25.99	$25.43	$25.36
Net investment income(2)	2.40	2.56	1.70
Net realized and unrealized gain/(loss) on investments	(1.25)	0.61	0.02
Total from investment operations	1.15	3.17	1.72
Dividends and distributions to shareholders from:
Net investment income	(2.40)	(2.56)	(1.62)
Net realized capital gains	(0.25)	(0.05)	(0.03)
Total dividends and distributions to shareholders	(2.65)	(2.61)	(1.65)
Net asset value, end of year/period	$24.49	$25.99	$25.43
Total investment return(3)	4.55%	13.09%	7.12%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$8,876	$9,178	$7,725
Ratio of expenses to average net assets	0.72%	0.75%	0.75%(4)
Ratio of expenses to average net assets without waivers(5)	1.76%	2.11%	3.19%(4)
Ratio of net investment income to average net assets	9.40%	10.00%	8.11%(4)
Portfolio turnover rate	96%	120%	22%(6)

(1)	On March 11, 2025, the Acquired Fund declared a 1-for-2.54 reverse stock split. The shares outstanding have been restated to reflect the share conversion ratio of 0.39. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 4 in Notes to Financial Statements).
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not Annualized.
* The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”), which commenced operations on June 30, 2022, in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note 1).
The accompanying notes are an integral part of the financial statements.
14

POLEN ETF FUNDS
POLEN HIGH INCOME ETF
Financial Highlights (Concluded)

Contained below is per share operating performance data for the Polen High Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

For the Period Ended April 30, 2025†
Per Share Operating Performance
Net asset value, beginning of period	$25.00
Net investment income(1)	0.17
Net realized and unrealized loss on investments	(0.20)
Total from investment operations	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.08)
Net asset value, end of period	$24.89
Total investment return(2)	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$12,941
Ratio of expenses to average net assets	0.51%(3)
Ratio of expenses to average net assets without waivers(4)	0.61%(3)
Ratio of net investment income to average net assets	6.63%(3)
Portfolio turnover rate	18%(5)

†	The Polen High Income ETF commenced operations on March 25, 2025.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not Annualized.
The accompanying notes are an integral part of the financial statements.
15

POLEN ETF FUNDS
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Polen Floating Rate Income ETF and the Polen High Income ETF (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on March 24, 2025 and March 25, 2025, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Individual shares of each Fund are listed for trading on a national securities exchange during the trading day. The Funds’ primary listing exchange is NYSE Arca, Inc. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Funds’ shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Funds’ shares listing will continue or remain unchanged.
Shares of the Funds may only be acquired through the Funds’ distributor and redeemed directly with the Funds by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Funds’ distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Funds. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Funds’ portfolio holdings and the Funds is not limited to engaging in in-kind transactions to any particular market circumstances.
Reorganization — At a meeting held on December 2-3, 2024, the Board of the Trustees approved, on behalf of the Polen Bank Loan Fund (the “Acquired Fund”), which commenced investment operations on June 30, 2022, the reorganization of the Acquired Fund into the Polen Floating Rate Income ETF (the “Acquiring Fund”) (the “Reorganization”). The Reorganization occurred after the close of business on March 21, 2025 (the “Closing Date”), whereas all the assets and liabilities of the Institutional Class Shares of the Acquired Fund were transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the NAV of the Acquired Fund on the Closing Date as shown in the table below. Furthermore, the Acquired Fund’s performance (Institutional Class Shares) and financial history were adopted by the Acquiring Fund. The Acquiring Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the Closing Date, the Acquired Fund ceased operations in connection with the consummation of its Reorganization.
	Before Reorganization	After Reorganization
	Polen Bank Loan Fund	Polen Floating Rate Income ETF
Shares Outstanding	352,377	352,377
Net Assets	$8,806,942	$8,806,942
Unrealized Depreciation	$(66,122)	$(66,122)
Costs incurred by the Acquiring Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Acquiring Fund or Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Acquiring Fund or Acquired Fund related to the disposition and acquisition of assets as part of the Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Acquiring Fund and the Acquired Fund. The Acquiring Fund employs a unitary fee structure pursuant to which Polen Credit bears all operating expenses of the Fund, subject to limited exceptions.
16

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
The Reorganization did not result in any material change to the Acquired Fund’s portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.
Portfolio Valuation — The Funds' NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities,
17

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of April 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$7,765,910	$—	$7,765,910	$—
Corporate Bonds*	1,186,096	—	1,186,096	—
Short-Term Investment	721,359	721,359	—	—
Total Assets	$9,673,365	$721,359	$8,952,006	$—
Polen High Income ETF
Assets
Corporate Bonds*	$9,472,914	$—	$9,472,914	$—
Senior Loans*	1,705,462	—	1,705,462	—
Short-Term Investment	3,270,598	3,270,598	—	—
Total Assets	$14,448,974	$3,270,598	$11,178,376	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to
18

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the year and period ended April 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryforwards are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by
19

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Each Fund invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Recent Accounting Pronouncement— The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The Funds operate as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser and the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that the Funds operate as a single operating segment since the Funds have a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, Polen Credit is paid a monthly management fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Floating Rate Income ETF	0.59%
Polen High Income ETF	0.63%
The management fee is structured as a “unified fee.” Polen Credit has agreed to pay all expenses incurred by the Funds except for the following expenses, each of which is paid by the Funds: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Funds; payments under the Funds' 12b-1 Plan (if activated); and the management fees payable to the Adviser.
Polen Credit has contractually agreed to waive 0.10% (10 basis points) of its investment advisory fee (the “Fee Waiver”) for each Fund. The Fee Waiver will remain in place for one year after the commencement date of each Fund’s operations, unless the Board of Trustees approves its earlier termination.
20

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Expenses shown on the Statements of Operations for the Polen Floating Rate Income ETF includes total and net expenses incurred by the Acquired Fund prior to the Reorganization after the close of business on March 21, 2025, were $152,975 and $60,269, respectively. Total and net expenses incurred by the Polen Floating Rate Income ETF were $5,444 and $4,521, respectively.
For the year ended April 30, 2025, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Floating Rate Income ETF*	$57,988	$(93,629)	$(35,641)
Polen High Income ETF	3,994	(634)	3,360

*	Includes Gross Advisory Fee of $52,544 and $5,444, Waivers and/or Reimbursements of $92,706 and $923, and Net Advisory Fee/(Reimbursements) of $(40,162) and $4,521, for the Acquired Fund and the Acquiring Fund, respectively.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Funds’ Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Funds.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
21

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
3. Investment in Securities
The aggregated purchases and sales of investment securities (excluding short-term investments) of the Polen Floating Rate Income ETF for the year ended April 30, 2025 and the Polen High Income ETF for the period from the commencement of its operations on March 25, 2025 through April 30, 2025 were as follows:
	Purchases	Sales
Polen Floating Rate Income ETF	$8,440,175	$8,445,215
Polen High Income ETF	12,170,048	968,751
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
Effective the market close on March 11, 2025, the Acquired Fund implemented a 1-for-2.54 reverse stock split. The net effect of the Acquired Fund's reverse stock split was to decrease the number of the Acquired Fund's outstanding common shares and increase the net asset value per common share by a proportionate amount. While the number of the Acquired Fund's outstanding common shares declined, neither the Acquired Fund's holdings nor the total value of shareholders' investments were affected. Immediately after the reverse stock split, each common shareholder held the same percentage of the Acquired Fund's outstanding common shares that was held immediately prior to the reverse stock split. Capital share activity referenced in the table below, and per share data, including the proportionate impact to market price, in the Financial Highlights table have been restated to reflect the reverse stock split.
Capital shares are issued and redeemed by the Funds only in aggregations of a specified number of shares or multiples thereof ("Creation Units") at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable.
For the years/periods shown in the table below, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Polen Floating Rate Income ETF:

Sales	14,347	$360,246	77,457	$2,013,945
Reinvestments	22,919	586,974	23,241	597,775
Transaction fees	—	1,239	—	—
Redemptions	(28,036)	(718,049)	(51,317)	(1,333,594)
Net increase	9,230	$230,410	49,381	$1,278,126

22

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
	For the Period Ended April 30, 2025*
	Shares	Amount
Polen High Income ETF:

Sales	520,000	$12,936,111
Reinvestments	—	—
Transaction fees	—	29,860
Redemptions	—	—
Net increase	520,000	$12,965,971

*	The Polen High Income ETF commenced operations on March 25, 2025.
The consideration for the purchase of Creation Units consists of either the in-kind deposit of a designated portfolio of securities and/or a specified amount of cash. Certain funds may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BNY, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in transaction fees in the table above.
Significant Shareholders
As of April 30, 2025, the Polen Floating Rate Income ETF had affiliated shareholders that held approximately 60% of the total outstanding shares of the Fund.
As of April 30, 2025, the Polen High Income ETF had a non-affiliated shareholder that held greater than 50% of the shares outstanding of the Fund.
Transactions by these shareholders may have a material impact on the Funds.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the period ended April 30, 2025, there was a reclassification between components of total distributable earnings for the Polen Floating Rate Income ETF. This permanent difference is primarily attributable to a redesignation of dividends paid. Net assets were not affected by this adjustment.
23

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
The tax character of distributions paid by the Funds during the year and period ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Floating Rate Income ETF	$896,444	$40,311	$936,755
Polen High Income ETF	38,535	—	38,535
The tax character of distributions paid by the Funds during the year ended April 30, 2024, were as follows:
	Ordinary Income Dividend	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Polen Floating Rate Income ETF	$—	$844,305	$—	$844,305
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Temporary Differences
Polen Floating Rate Income ETF	$84,779	$(213,464)	$(114,956)	$(80,473)
Polen High Income ETF	41,529	(29,889)	—	(36,561)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of April 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Polen Floating Rate Income ETF	$9,886,829	$—	$(213,464)	$(213,464)
Polen High Income ETF	14,478,863	—	(29,889)	(29,889)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Floating Rate Income ETF	$—	$19,750	$95,206
6. Commitments and Contingencies
The Funds may make commitments pursuant to bridge loan facilities. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of April 30, 2025, there were no outstanding bridge facility commitments.
Unfunded Loan Commitments — Each Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
24

POLEN ETF FUNDS
Notes to Financial Statements (Concluded)
April 30, 2025
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of April 30, 2025, neither fund had any unfunded loan commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
25

POLEN ETF FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Polen Floating Rate Income ETF and Polen High Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Polen Floating Rate Income ETF and Polen High Income ETF (two of the funds constituting FundVantage Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Polen Floating Rate Income ETF	Statement of operations for the year ended April 30, 2025 and the statements of changes in net assets for each of the two years in the period ended April 30, 2025
Polen High Income ETF	Statements of operations and changes in net assets for the period March 25, 2025 (commencement of operations) through April 30, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more investment companies managed by Polen Capital Management, LLC since 2011.
26

POLEN ETF FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the year ended April 30, 2025, the following dividends and distributions were paid by the Funds:
	Ordinary Income	Long-Term Capital Gain
Polen Floating Rate Income ETF	$896,444	$40,311
Polen High Income ETF	38,535	—
Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes. The Funds designated the following as long-term capital gains distributions during the year ended April 30, 2025:
Polen Floating Rate Income ETF	$40,311
Polen High Income ETF	$0
The percentage of ordinary income dividends qualifying for qualified interest income for the Funds is as follows:
Polen Floating Rate Income ETF	29.61%
Polen High Income ETF	100.00%
The percentage of ordinary income distributions designated as qualified short-term gain pursuant to the American Jobs Creation Act of 2004 is as follows:
Polen Floating Rate Income ETF	100.00%
Polen High Income ETF	0.00%
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.
27

POLEN ETF FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (888) 426-7515 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. Each Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
28

POLEN ETF FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about the Funds' privacy practices, please call us at (888) 426-7515.
29

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
XXX-0425

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Polen High Income ETF and the Polen Floating Rate Income ETF

At an in-person meeting held on December 2, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Polen Credit Agreement”) on behalf of each of the Polen High Income ETF and the Polen Floating Rate Income ETF (together, the “Funds”) for an initial two year period.

In determining whether to approve the Polen Credit Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services to be performed by Polen Credit for the Funds, (ii) the composition and qualifications of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Funds, (iv) investment performance of the Funds’ respective strategies, as applicable, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Funds.

The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Polen Credit Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Funds and Polen Credit, as provided by the terms of the Polen Credit Agreement, including the advisory fees under the Polen Credit Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Credit are appropriate and consistent with the terms of the Polen Credit Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Funds are likely to benefit from the provision of those services, (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the other series of the Trust currently advised by Polen Credit and expected to be provided to the Funds is likely to continue under the Polen Credit Agreement.

The Trustees considered the investment performance for the Polen Bank Loan Fund (the “predecessor fund”) which would be reorganized into the Polen Floating Rate Income ETF with an identical investment objective and portfolio management team and substantially similar investment strategy. The Trustees noted that, for the twelve months ending September 30, 2024, the predecessor’s Institutional Class returned 9.97% (net of fees), versus the Bloomberg US Universal Index, which returned 12.08%. The Trustees considered both short-term and long-term performance of the predecessor fund. With respect to the Polen High Income ETF, the Trustees considered that the proposed strategy for the Polen High Income ETF was new, and therefore did not have historical performance. The Trustees noted that with respect to the Polen High Income ETF, they received performance information regarding other series of the Trust advised by Polen Credit, which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing the strategy to be employed for the Polen High Income ETF. The Trustees concluded that the performance information relating to other series of the Trust advised by Polen Credit was acceptable for purposes of its consideration of the Polen Credit Agreement.

The Trustees also considered information regarding Polen Credit’s proposed advisory fees for each of the Funds and an analysis of the fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from Polen Credit’s relationship with the Funds. The Trustees considered the fees that Polen Credit charges to its separately managed accounts, as applicable, and evaluated the explanations provided by Polen Credit as to differences in fees charged to each of the Funds and separately managed accounts. The Trustees considered the fees that Polen Credit charges to the other series of the Trust advised by Polen Credit, and evaluated the explanations provided by Polen Credit as to differences in the fees charged to the Funds and the other series of the Trust advised by Polen Credit, including that the proposed advisory fees for the Funds would structured as a “unified fee” covering most of the Funds’ operating expenses except (i) interest and other costs of borrowing, (ii) taxes and other governmental fees, (iii) brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) extraordinary expenses and other non-routine expenses of the Funds, (viii) payments under the Funds’ Rule 12b-1 Plan (if activated), and (ix) the management fee payable to the Adviser. In addition, the Trustees noted that the suite of services provided by Polen Credit to an ETF differs from the services provided mutual funds. With respect to the Polen Floating Rate Income ETF, the Trustees noted that the proposed advisory fee and the total operating expenses would be lower than those currently charged to the predecessor fund because of the unified fee, before and after contractual waivers, is lower than the predecessor fund’s advisory fee and net operating expenses. The Trustees evaluated information provided by Polen Credit indicating the proposed advisory fee for each of the Funds is within the normal range of fees and expenses for a fund of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by Polen Credit are consistent with those of other advisers which manage ETFs with investment objectives, strategies and policies similar to those of the Funds based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by Polen Credit, the compensation and benefits to be received by Polen Credit in providing services to the Funds, Polen Credit’s projected profitability in the first year of operation of the Funds and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen Credit.

The Trustees considered the extent to which economies of scale would be realized relative to the fee levels as the Funds are expected to grow, and whether the advisory fee structure reflects those economies of scale for the benefit of each Funds’ shareholders. The Trustees noted that the advisory fee rate was a unitary fee and did not provide for breakpoints as asset levels increased. The Board noted that exchange-traded funds with a unified fee structure typically do not have breakpoints in order to provide an unvarying structure. The Trustees noted that breakpoints were not warranted at this time because the predecessor fund to the Polen Floating Rate Income Fund had not yet achieved scale and that the Polen High Income Fund had not yet commenced operations.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Credit Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto..

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 3, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 3, 2025

* Print the name and title of each signing officer under his or her signature.